UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07739
Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)

400 Crossing Boulevard
Fourth Floor
Bridgewater, NJ 08807
(Address of principal executive offices)(Zip code)

Andrew E. Oliva
The Northern Trust Company
333 South Wabash Avenue
Chicago, IL 60604

With a copy to:

Stephen H. Bier, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036
(Name and address of agent for service)
Registrant's telephone number, including area code:
(877) 435-8105
Date of fiscal year end:
10/31
Date of reporting period:
4/30/2025
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
(b) Not Applicable.

Global Equity
Semi-Annual Shareholder Report
Advisor Class HLMGX | April 30, 2025
This semi-annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Global Equity (Advisor Class)	$55	1.11%
[1]	Expense ratio is expressed on an annualized basis.

Management’s Discussion of Fund Performance
The Global Equity Advisor Class (HLMGX) increased 0.91% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI All Country World Index, increased 0.88% (net of source taxes).
Key Performance Factors
Donald Trump’s victory in the presidential election initially boosted US equities, as investors looked forward to business-friendly policies, while international markets took a more cautious view of the new administration. In April, the US government’s announcement of high tariffs on all trading partners (especially China) sent markets tumbling, though they recovered somewhat when it became clear US policymakers were open to negotiation.
Sector performance was mixed; Financials and Consumer Staples rose strongly while Information Technology, Energy, and Materials fell. The Fund performed in line with the index, with good relative returns in Communication Services and Consumer Discretionary. Lagging returns in Industrials and an underweight in Financials detracted.
Sector Analysis
In Communication Services, shares of streaming business Netflix soared in response to strong subscriber growth. Japanese electronics and media company Sony outperformed in Consumer Discretionary, boosted by growth in its gaming and music divisions.
Regional Analysis
Signs of faltering enthusiasm for artificial intelligence (AI) investments hurt French energy equipment producer Schneider Electric, which provides power and cooling technology used in advanced AI server systems. The company also underwent a leadership transition. The Fund’s underweight in AI-chip producer NVIDIA in the US was helpful.
Performance
🡱 Top Contributors	🡳 Top Detractors
Netflix	UnitedHealth Group
Sony	Globant
NVIDIA	Thermo Fisher Scientific
CME Group	Schneider Electric
Chugai Pharmaceutical	Accenture
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	11.19	9.11	8.23
MSCI All Country World Index	11.84	13.07	8.63
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$528.1M	Total advisory fees paid (after waiver/reimbursement)	$1.9M
Total number of holdings	61	Period portfolio turnover rate	11%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Netflix Inc.	4.7
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.1
Microsoft Corp.	4.0
Alphabet Inc., Class A	3.9
Vertex Pharmaceuticals Inc.	3.8
Amazon.com Inc.	3.6
Schneider Electric SE	3.2
Meta Platforms Inc., Class A	2.8
CME Group Inc.	2.7
Sony Group Corp.	2.5
by Sector
by Region
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

Global Equity
Semi-Annual Shareholder Report
Institutional Class HLMVX | April 30, 2025
This semi-annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Global Equity (Institutional Class)	$42	0.85%
[1]	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The Global Equity Institutional Class (HLMVX) increased 1.03% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI All Country World Index, increased 0.88% (net of source taxes).
Key Performance Factors
Donald Trump’s victory in the presidential election initially boosted US equities, as investors looked forward to business-friendly policies, while international markets took a more cautious view of the new administration. In April, the US government’s announcement of high tariffs on all trading partners (especially China) sent markets tumbling, though they recovered somewhat when it became clear US policymakers were open to negotiation.
Sector performance was mixed; Financials and Consumer Staples rose strongly while Information Technology, Energy, and Materials fell. The Fund outperformed the index, with good relative returns in Communication Services and Consumer Discretionary. Lagging returns in Industrials and an underweight in Financials detracted.
Sector Analysis
In Communication Services, shares of streaming business Netflix soared in response to strong subscriber growth. Japanese electronics and media company Sony outperformed in Consumer Discretionary, boosted by growth in its gaming and music divisions.
Regional Analysis
Signs of faltering enthusiasm for artificial intelligence (AI) investments hurt French energy equipment producer Schneider Electric, which provides power and cooling technology used in advanced AI server systems. The company also underwent a leadership transition. The Fund’s underweight in AI-chip producer NVIDIA in the US was helpful.
Performance
🡱 Top Contributors	🡳 Top Detractors
Netflix	UnitedHealth Group
Sony	Globant
NVIDIA	Thermo Fisher Scientific
CME Group	Schneider Electric
Chugai Pharmaceutical	Accenture
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	11.47	9.34	8.47
MSCI All Country World Index	11.84	13.07	8.63
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$528.1M	Total advisory fees paid (after waiver/reimbursement)	$1.9M
Total number of holdings	61	Period portfolio turnover rate	11%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Netflix Inc.	4.7
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.1
Microsoft Corp.	4.0
Alphabet Inc., Class A	3.9
Vertex Pharmaceuticals Inc.	3.8
Amazon.com Inc.	3.6
Schneider Electric SE	3.2
Meta Platforms Inc., Class A	2.8
CME Group Inc.	2.7
Sony Group Corp.	2.5
by Sector
by Region
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

Global Equity
Semi-Annual Shareholder Report
Institutional Class Z HLGZX | April 30, 2025
This semi-annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Global Equity (Institutional Class Z)	$37	0.75%
[1]	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The Global Equity Institutional Class Z (HLGZX) increased 1.08% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI All Country World Index, increased 0.88% (net of source taxes).
Key Performance Factors
Donald Trump’s victory in the presidential election initially boosted US equities, as investors looked forward to business-friendly policies, while international markets took a more cautious view of the new administration. In April, the US government’s announcement of high tariffs on all trading partners (especially China) sent markets tumbling, though they recovered somewhat when it became clear US policymakers were open to negotiation.
Sector performance was mixed; Financials and Consumer Staples rose strongly while Information Technology, Energy, and Materials fell. The Fund outperformed the index, with good relative returns in Communication Services and Consumer Discretionary. Lagging returns in Industrials and an underweight in Financials detracted.
Sector Analysis
In Communication Services, shares of streaming business Netflix soared in response to strong subscriber growth. Japanese electronics and media company Sony outperformed in Consumer Discretionary, boosted by growth in its gaming and music divisions.
Regional Analysis
Signs of faltering enthusiasm for artificial intelligence (AI) investments hurt French energy equipment producer Schneider Electric, which provides power and cooling technology used in advanced AI server systems. The company also underwent a leadership transition. The Fund’s underweight in AI-chip producer NVIDIA in the US was helpful.
Performance
🡱 Top Contributors	🡳 Top Detractors
Netflix	UnitedHealth Group
Sony	Globant
NVIDIA	Thermo Fisher Scientific
CME Group	Schneider Electric
Chugai Pharmaceutical	Accenture
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	11.56	9.43	8.52
MSCI All Country World Index	11.84	13.07	8.63
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$528.1M	Total advisory fees paid (after waiver/reimbursement)	$1.9M
Total number of holdings	61	Period portfolio turnover rate	11%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Netflix Inc.	4.7
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	4.1
Microsoft Corp.	4.0
Alphabet Inc., Class A	3.9
Vertex Pharmaceuticals Inc.	3.8
Amazon.com Inc.	3.6
Schneider Electric SE	3.2
Meta Platforms Inc., Class A	2.8
CME Group Inc.	2.7
Sony Group Corp.	2.5
by Sector
by Region
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Performance for periods preceding the inception date of the Institutional Class Z (incepted 8/1/2017) reflects the performance of the Advisor Class (incepted 12/1/1996). Sales charges and expenses, which differ between the Institutional Class Z and Advisor Class have not been restated.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

International Equity
Semi-Annual Shareholder Report
Institutional Class HLMIX | April 30, 2025
This semi-annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
International Equity (Institutional Class)	$42	0.83%
[1]	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The International Equity Institutional Class (HLMIX) returned 4.70% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI All Country World ex US Index, increased 5.95% (net of source taxes).
Key Performance Factors
International markets gained despite uncertainty around US tariff policy and the risk that higher tariffs pose to growth. Rising long-end yields in Europe and Japan helped Financials outperform. AI-exposed companies inside China soared after the release of Chinese AI model DeepSeek, while those outside China fell sharply. Shares of the highest-quality, fastest-growing, and most expensive companies underperformed. The Fund lagged the index due to poor relative returns in Industrials and Europe ex EMU, but benefited from strong returns in Health Care, Consumer Discretionary, and Japan.
Sector Analysis
In Industrials, Hong Kong-based Techtronic Industries’ shares declined following the announcement of the Trump administration’s tariffs. Shares of Japan’s Chugai Pharmaceutical rose after its partner Lilly announced positive Phase 3 clinical trial results for Orforglipron, its oral GLP-1 candidate drug for diabetes.
Regional Analysis
Shares of Swiss hearing aid manufacturer Sonova declined due to tariff fears; the company has significant exposure to the US market. In Japan, Sony reported strong results, boosted by growth in its gaming and music divisions, and increased guidance for revenue and margins.
Performance
🡱 Top Contributors	🡳 Top Detractors
Sony	Disco Corp
BBVA	Delta Electronics
Allianz	Schneider Electric
Chugai Pharmaceutical	Techtronic Industries
Infineon Technologies	Haier Smart Home
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	11.82	9.20	5.76
MSCI All Country World ex US Index	11.92	10.09	4.83
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$12,199.5M	Total advisory fees paid (after waiver/reimbursement)	$41.2M
Total number of holdings	58	Period portfolio turnover rate	7%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Allianz SE, Reg S	3.8
Chugai Pharmaceutical Co., Ltd.	3.7
DBS Group Holdings Ltd.	3.6
HDFC Bank Ltd. - ADR	3.5
Sony Group Corp.	3.1
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.0
Haleon plc	2.9
Manulife Financial Corp.	2.8
Shell plc	2.8
Roche Holding AG, Genusschein	2.7
by Sector
by Region
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

International Equity
Semi-Annual Shareholder Report
Institutional Class Z HLIZX | April 30, 2025
This semi-annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
International Equity (Institutional Class Z)	$37	0.73%
[1]	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The International Equity Institutional Class Z (HLIZX) returned 4.80% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI All Country World ex US Index, increased 5.95% (net of source taxes).
Key Performance Factors
International markets gained despite uncertainty around US tariff policy and the risk that higher tariffs pose to growth. Rising long-end yields in Europe and Japan helped Financials outperform. AI-exposed companies inside China soared after the release of Chinese AI model DeepSeek, while those outside China fell sharply. Shares of the highest-quality, fastest-growing, and most expensive companies underperformed. The Fund lagged the index due to poor relative returns in Industrials and Europe ex EMU, but benefited from strong returns in Health Care, Consumer Discretionary, and Japan.
Sector Analysis
In Industrials, Hong Kong-based Techtronic Industries’ shares declined following the announcement of the Trump administration’s tariffs. Shares of Japan’s Chugai Pharmaceutical rose after its partner Lilly announced positive Phase 3 clinical trial results for Orforglipron, its oral GLP-1 candidate drug for diabetes.
Regional Analysis
Shares of Swiss hearing aid manufacturer Sonova declined due to tariff fears; the company has significant exposure to the US market. In Japan, Sony reported strong results, boosted by growth in its gaming and music divisions, and increased guidance for revenue and margins.
Performance
🡱 Top Contributors	🡳 Top Detractors
Sony	Disco Corp
BBVA	Delta Electronics
Allianz	Schneider Electric
Chugai Pharmaceutical	Techtronic Industries
Infineon Technologies	Haier Smart Home
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	11.97	9.30	5.84
MSCI All Country World ex US Index	11.92	10.09	4.83
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$12,199.5M	Total advisory fees paid (after waiver/reimbursement)	$41.2M
Total number of holdings	58	Period portfolio turnover rate	7%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Allianz SE, Reg S	3.8
Chugai Pharmaceutical Co., Ltd.	3.7
DBS Group Holdings Ltd.	3.6
HDFC Bank Ltd. - ADR	3.5
Sony Group Corp.	3.1
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.0
Haleon plc	2.9
Manulife Financial Corp.	2.8
Shell plc	2.8
Roche Holding AG, Genusschein	2.7
by Sector
by Region
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Performance information shown for periods preceding the inception date of the Institutional Class Z (incepted 7/17/2017) reflects the performance of the Institutional Class (incepted 5/11/1994). Sales charges and expenses, which differ between the Institutional Class Z and Institutional Class have not been restated.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

International Equity
Semi-Annual Shareholder Report
Investor Class HLMNX | April 30, 2025
This semi-annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
International Equity (Investor Class)	$58	1.15%
[1]	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The International Equity Investor Class (HLMNX) returned 4.59% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI All Country World ex US Index, increased 5.95% (net of source taxes).
Key Performance Factors
International markets gained despite uncertainty around US tariff policy and the risk that higher tariffs pose to growth. Rising long-end yields in Europe and Japan helped Financials outperform. AI-exposed companies inside China soared after the release of Chinese AI model DeepSeek, while those outside China fell sharply. Shares of the highest-quality, fastest-growing, and most expensive companies underperformed. The Fund lagged the index due to poor relative returns in Industrials and Europe ex EMU, but benefited from strong returns in Health Care, Consumer Discretionary, and Japan.
Sector Analysis
In Industrials, Hong Kong-based Techtronic Industries’ shares declined following the announcement of the Trump administration’s tariffs. Shares of Japan’s Chugai Pharmaceutical rose after its partner Lilly announced positive Phase 3 clinical trial results for Orforglipron, its oral GLP-1 candidate drug for diabetes.
Regional Analysis
Shares of Swiss hearing aid manufacturer Sonova declined due to tariff fears; the company has significant exposure to the US market. In Japan, Sony reported strong results, boosted by growth in its gaming and music divisions, and increased guidance for revenue and margins.
Performance
🡱 Top Contributors	🡳 Top Detractors
Sony	Disco Corp
BBVA	Delta Electronics
Allianz	Schneider Electric
Chugai Pharmaceutical	Techtronic Industries
Infineon Technologies	Haier Smart Home
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	11.49	8.86	5.42
MSCI All Country World ex US Index	11.92	10.09	4.83
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$12,199.5M	Total advisory fees paid (after waiver/reimbursement)	$41.2M
Total number of holdings	58	Period portfolio turnover rate	7%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Allianz SE, Reg S	3.8
Chugai Pharmaceutical Co., Ltd.	3.7
DBS Group Holdings Ltd.	3.6
HDFC Bank Ltd. - ADR	3.5
Sony Group Corp.	3.1
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.0
Haleon plc	2.9
Manulife Financial Corp.	2.8
Shell plc	2.8
Roche Holding AG, Genusschein	2.7
by Sector
by Region
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

International Developed Markets Equity
Semi-Annual Shareholder Report
Institutional Class HLIDX | April 30, 2025
This semi-annual shareholder report contains important information about the International Developed Markets Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
International Developed Markets Equity (Institutional Class)	$41	0.80%
[1]	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The International Developed Markets Equity Institutional Class (HLIDX) returned 6.51% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI World ex US Index, increased 8.32% (net of source taxes).
Key Performance Factors
International developed markets gained despite uncertainty around US tariff policy and the risk that higher tariffs pose to growth. Rising long-end yields in Europe and Japan helped Financials outperform. Many AI-exposed companies outside China fell sharply after the release of Chinese AI model DeepSeek. Shares of the highest-quality, fastest-growing, and most expensive companies underperformed. The Fund lagged the index due to poor relative returns in Industrials and Europe ex EMU, but benefited from strong returns in Health Care, Consumer Discretionary, and Japan.
Sector Analysis
In Industrials, Hong Kong-based Techtronic Industries’ shares declined following the announcement of the Trump administration’s tariffs. Shares of Japan’s Chugai Pharmaceutical rose after its partner Lilly announced positive Phase 3 clinical trial results for Orforglipron, its oral GLP-1 candidate drug for diabetes.
Regional Analysis
Shares of Swiss hearing aid manufacturer Sonova declined due to tariff fears; the company has significant exposure to the US market. In Japan, Sony reported strong results, boosted by growth in its gaming and music divisions, and increased guidance for revenue and margins.
Performance
🡱 Top Contributors	🡳 Top Detractors
Sony	Disco Corp.
BBVA	Schneider Electric
Allianz	Techtronic Industries
Chugai Pharmaceutical	TSMC
Infineon Technologies	Sonova
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in (i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $100,000 (USD)
Average Annual Total Return (%)
	1 Year	Since Inception
Fund	13.80	16.22
MSCI World ex US Index	13.10	19.92
MSCI EAFE Index	12.57	20.52
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$99.4M	Total advisory fees paid (after waiver/reimbursement)	$0.3M
Total number of holdings	46	Period portfolio turnover rate	8%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Allianz SE, Reg S	4.8
Chugai Pharmaceutical Co., Ltd.	4.4
DBS Group Holdings Ltd.	4.3
Sony Group Corp.	3.9
Haleon plc	3.6
Manulife Financial Corp.	3.5
Roche Holding AG, Genusschein	3.5
Shell plc	3.4
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.2
Schneider Electric SE	3.2
by Sector
by Region
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

International Small Companies
Semi-Annual Shareholder Report
Institutional Class HLMRX | April 30, 2025
This semi-annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
International Small Companies (Institutional Class)	$59	1.17%
[1]	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The International Small Companies Institutional Class (HLMRX) rose 2.64% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index, rose 2.66% in the same period (net of source taxes).1
Key Performance Factors
International small caps gained during the period, outperforming US small caps, as investors worried about the impact of higher tariffs on US growth and inflation. European markets rallied after German legislators approved its fiscal stimulus package. Rising long-end yields in Europe and Japan helped Financials outperform. Information Technology (IT) underperformed as the release of Chinese AI model DeepSeek rattled stocks across the tech supply chain. The Fund kept pace with the index due to strong relative returns in IT and Communication Services but was hurt by weak returns in Consumer Discretionary and Industrials.
Sector Analysis
In Communication Services, mobile network operator Airtel Africa received regulatory approval to increase rates up to 50% in Nigeria. In Consumer Discretionary, Philippine home-improvement retailer Wilcon Depot reported disappointing results due to slow demand and discounting by peers.
Regional Analysis
Yantai China Pet Foods soared after the company reported strong sales and an improvement in profit margins. German life-science products manufacturer STRATEC suffered weakening pricing power; we reduced our holding.
Performance
🡱 Top Contributors	🡳 Top Detractors
Airtel Africa	Wilcon Depot
Yantai China Pet Foods	YouGov
CyberArk	Thule Group
Scout24	Globant
Bankinter	SH Kelkar
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
1 The Fund considers the non-broad-based index most relevant when analyzing the Fund’s performance.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in (i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $100,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	6.29	6.98	4.84
MSCI ACWI ex US Index*	11.92	10.09	4.83
MSCI ACWI ex US Small Cap Index*	8.23	10.31	5.19
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
*In accordance with new regulatory requirements, the Fund has selected the MSCI ACWI ex US Index as the Fund's broad-based securities market index. The Fund has selected the MSCI ACWI ex US Small Cap Index as a secondary benchmark.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$301.3M	Total advisory fees paid (after waiver/reimbursement)	$1.8M
Total number of holdings	81	Period portfolio turnover rate	13%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Hoa Phat Group JSC	2.5
Siauliu Bankas AB	2.5
Reply SpA	2.5
Senior plc	2.5
Airtel Africa plc	2.4
Cranswick plc	2.4
Diploma plc	2.3
Max Financial Services Ltd.	2.1
FUCHS SE	1.9
Scout24 SE	1.9
by Sector
by Region
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

International Small Companies
Semi-Annual Shareholder Report
Institutional Class Z HLRZX | April 30, 2025
This semi-annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
International Small Companies (Institutional Class Z)	$51	1.02%
[1]	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The International Small Companies Institutional Class Z (HLRZX) rose 2.72% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index, rose 2.66% in the same period (net of source taxes).1
Key Performance Factors
International small caps gained during the period, outperforming US small caps, as investors worried about the impact of higher tariffs on US growth and inflation. European markets rallied after German legislators approved its fiscal stimulus package. Rising long-end yields in Europe and Japan helped Financials outperform. Information Technology (IT) underperformed as the release of Chinese AI model DeepSeek rattled stocks across the tech supply chain. The Fund kept pace with the index due to strong relative returns in IT and Communication Services but was hurt by weak returns in Consumer Discretionary and Industrials.
Sector Analysis
In Communication Services, mobile network operator Airtel Africa received regulatory approval to increase rates up to 50% in Nigeria. In Consumer Discretionary, Philippine home-improvement retailer Wilcon Depot reported disappointing results due to slow demand and discounting by peers.
Regional Analysis
Yantai China Pet Foods soared after the company reported strong sales and an improvement in profit margins. German life-science products manufacturer STRATEC suffered weakening pricing power; we reduced our holding.
Performance
🡱 Top Contributors	🡳 Top Detractors
Airtel Africa	Wilcon Depot
Yantai China Pet Foods	YouGov
CyberArk	Thule Group
Scout24	Globant
Bankinter	SH Kelkar
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
1 The Fund considers the non-broad-based index most relevant when analyzing the Fund’s performance.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $5,000,000 initial investment in the Fund with an investment in (i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $5,000,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	6.43	7.06	4.87
MSCI ACWI ex US Index*	11.92	10.09	4.83
MSCI ACWI ex US Small Cap Index*	8.23	10.31	5.19
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
*In accordance with new regulatory requirements, the Fund has selected the MSCI ACWI ex US Index as the Fund's broad-based securities market index. The Fund has selected the MSCI ACWI ex US Small Cap Index as a secondary benchmark.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$301.3M	Total advisory fees paid (after waiver/reimbursement)	$1.8M
Total number of holdings	81	Period portfolio turnover rate	13%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Hoa Phat Group JSC	2.5
Siauliu Bankas AB	2.5
Reply SpA	2.5
Senior plc	2.5
Airtel Africa plc	2.4
Cranswick plc	2.4
Diploma plc	2.3
Max Financial Services Ltd.	2.1
FUCHS SE	1.9
Scout24 SE	1.9
by Sector
by Region
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Performance information shown for periods preceding the inception date of the Institutional Class Z (incepted 4/4/2023) reflects the performance of the Institutional Class (incepted 6/30/2011) or the Investor Class (incepted 3/26/2007), respectively. Sales charges and expenses, which differ between the Institutional Class Z and Institutional Class have not been restated.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

International Small Companies
Semi-Annual Shareholder Report
Investor Class HLMSX | April 30, 2025
This semi-annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
International Small Companies (Investor Class)	$66	1.32%
[1]	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The International Small Companies Investor Class (HLMSX) rose 2.62% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index, rose 2.66% in the same period (net of source taxes).1
Key Performance Factors
International small caps gained during the period, outperforming US small caps, as investors worried about the impact of higher tariffs on US growth and inflation. European markets rallied after German legislators approved its fiscal stimulus package. Rising long-end yields in Europe and Japan helped Financials outperform. Information Technology (IT) underperformed as the release of Chinese AI model DeepSeek rattled stocks across the tech supply chain. The Fund kept pace with the index due to strong relative returns in IT and Communication Services but was hurt by weak returns in Consumer Discretionary and Industrials.
Sector Analysis
In Communication Services, mobile network operator Airtel Africa received regulatory approval to increase rates up to 50% in Nigeria. In Consumer Discretionary, Philippine home-improvement retailer Wilcon Depot reported disappointing results due to slow demand and discounting by peers.
Regional Analysis
Yantai China Pet Foods soared after the company reported strong sales and an improvement in profit margins. German life-science products manufacturer STRATEC suffered weakening pricing power; we reduced our holding.
Performance
🡱 Top Contributors	🡳 Top Detractors
Airtel Africa	Wilcon Depot
Yantai China Pet Foods	YouGov
CyberArk	Thule Group
Scout24	Globant
Bankinter	SH Kelkar
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
1 The Fund considers the non-broad-based index most relevant when analyzing the Fund’s performance.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in (i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $10,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	6.13	6.76	4.60
MSCI ACWI ex US Index*	11.92	10.09	4.83
MSCI ACWI ex US Small Cap Index*	8.23	10.31	5.19
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
*In accordance with new regulatory requirements, the Fund has selected the MSCI ACWI ex US Index as the Fund's broad-based securities market index. The Fund has selected the MSCI ACWI ex US Small Cap Index as a secondary benchmark.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$301.3M	Total advisory fees paid (after waiver/reimbursement)	$1.8M
Total number of holdings	81	Period portfolio turnover rate	13%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Hoa Phat Group JSC	2.5
Siauliu Bankas AB	2.5
Reply SpA	2.5
Senior plc	2.5
Airtel Africa plc	2.4
Cranswick plc	2.4
Diploma plc	2.3
Max Financial Services Ltd.	2.1
FUCHS SE	1.9
Scout24 SE	1.9
by Sector
by Region
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

Institutional Emerging Markets
Semi-Annual Shareholder Report
Institutional Class HLMEX | April 30, 2025
This semi-annual shareholder report contains important information about the Institutional Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Emerging Markets (Institutional Class)	$52	1.06%
[1]	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The Institutional Emerging Markets Institutional Class (HLMEX) fell 1.51% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI Emerging Markets Index, rose 0.40% in the same period (net of source taxes).
Key Performance Factors
Emerging markets (EMs) rose much of the period, supported by falling interest rates and the Chinese government’s launch of a large stimulus package to reignite its economy. EMs tumbled in early April after the US government announced high tariffs on all trading partners but recovered somewhat when it became clear US policymakers were open to negotiation. Communication Services was the best sector, boosted by Chinese technology leaders in the sector. The Information Technology (IT) sector fell sharply on concerns about a slowdown in AI spending. The Fund had weak relative returns in IT while good stocks in Consumer Staples were helpful.
Sector Analysis
Shares of IT-services company Globant fell due to concerns about slowing growth in the US, its key market. In Consumer Staples, bottler Coca-Cola HBC’s earnings topped market expectations.
Regional Analysis
Shares of Taiwanese semiconductor maker Aspeed were pressured by growth concerns for its AI-server end market. In India, HDFC Bank reported accelerating loan growth and has benefited from central bank efforts to improve liquidity in India’s financial system.
Performance
🡱 Top Contributors	🡳 Top Detractors
Emaar Properties	Globant
TSMC	Aspeed
Coca-Cola HBC	Eclat Textile
Sanhua Intelligent Controls	Techtronic Industries
HDFC Bank	Hon Hai Precision
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $500,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $500,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	8.34	2.50	1.29
MSCI Emerging Markets Index	9.02	6.35	3.07
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$390.1M	Total advisory fees paid (after waiver/reimbursement)	$1.8M
Total number of holdings	71	Period portfolio turnover rate	17%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5
Tencent Holdings Ltd.	5.2
HDFC Bank Ltd.	5.0
Alibaba Group Holding Ltd.	3.4
Samsung Electronics Co., Ltd. - GDR, Reg S	3.2
Trip.com Group Ltd.	3.2
Tata Consultancy Services Ltd.	2.9
ICICI Bank Ltd.	2.8
Maruti Suzuki India Ltd.	2.8
ASPEED Technology Inc.	2.0
by Sector
by Region
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

Institutional Emerging Markets
Semi-Annual Shareholder Report
Institutional Class Z HLEZX | April 30, 2025
This semi-annual shareholder report contains important information about the Institutional Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Emerging Markets (Institutional Class Z)	$47	0.96%
[1]	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The Institutional Emerging Markets Institutional Class Z (HLEZX) fell 1.42% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI Emerging Markets Index, rose 0.40% in the same period (net of source taxes).
Key Performance Factors
Emerging markets (EMs) rose much of the period, supported by falling interest rates and the Chinese government’s launch of a large stimulus package to reignite its economy. EMs tumbled in early April after the US government announced high tariffs on all trading partners but recovered somewhat when it became clear US policymakers were open to negotiation. Communication Services was the best sector, boosted by Chinese technology leaders in the sector. The Information Technology (IT) sector fell sharply on concerns about a slowdown in AI spending. The Fund had weak relative returns in IT while good stocks in Consumer Staples were helpful.
Sector Analysis
Shares of IT-services company Globant fell due to concerns about slowing growth in the US, its key market. In Consumer Staples, bottler Coca-Cola HBC’s earnings topped market expectations.
Regional Analysis
Shares of Taiwanese semiconductor maker Aspeed were pressured by growth concerns for its AI-server end market. In India, HDFC Bank reported accelerating loan growth and has benefited from central bank efforts to improve liquidity in India’s financial system.
Performance
🡱 Top Contributors	🡳 Top Detractors
Emaar Properties	Globant
TSMC	Aspeed
Coca-Cola HBC	Eclat Textile
Sanhua Intelligent Controls	Techtronic Industries
HDFC Bank	Hon Hai Precision
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $5,000,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $5,000,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	8.47	2.62	1.43
MSCI Emerging Markets Index	9.02	6.35	3.07
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$390.1M	Total advisory fees paid (after waiver/reimbursement)	$1.8M
Total number of holdings	71	Period portfolio turnover rate	17%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5
Tencent Holdings Ltd.	5.2
HDFC Bank Ltd.	5.0
Alibaba Group Holding Ltd.	3.4
Samsung Electronics Co., Ltd. - GDR, Reg S	3.2
Trip.com Group Ltd.	3.2
Tata Consultancy Services Ltd.	2.9
ICICI Bank Ltd.	2.8
Maruti Suzuki India Ltd.	2.8
ASPEED Technology Inc.	2.0
by Sector
by Region
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Performance information shown for periods preceding the inception date of the Institutional Class Z (incepted 3/5/2014) reflects the performance of the Institutional Class (incepted 10/17/2005). Sales charges and expenses, which differ between the Institutional Class Z and Institutional Class have not been restated.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

Emerging Markets
Semi-Annual Shareholder Report
Advisor Class HLEMX | April 30, 2025
This semi-annual shareholder report contains important information about the Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Emerging Markets (Advisor Class)	$57	1.15%
[1]	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The Emerging Markets Advisor Class (HLEMX) fell 1.13% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI Emerging Markets Index, rose 0.40% in the same period (net of source taxes).
Key Performance Factors
Emerging markets (EMs) rose much of the period, supported by falling interest rates and the Chinese government’s launch of a large stimulus package to reignite its economy. EMs tumbled in early April after the US government announced high tariffs on all trading partners but recovered somewhat when it became clear US policymakers were open to negotiation. Communication Services was the best sector, boosted by Chinese technology leaders in the sector. The Information Technology (IT) sector fell sharply on concerns about a slowdown in AI spending. The Fund had weak relative returns in IT while good stocks in Consumer Staples were helpful.
Sector Analysis
Shares of IT-services company Globant fell due to concerns about slowing growth in the US, its key market. In Consumer Staples, bottler Coca-Cola HBC’s earnings topped market expectations.
Regional Analysis
Shares of Taiwanese semiconductor maker Aspeed were pressured by growth concerns for its AI-server end market. In India, HDFC Bank reported accelerating loan growth and has benefited from central bank efforts to improve liquidity in India’s financial system.
Performance
🡱 Top Contributors	🡳 Top Detractors
TSMC	Globant
Emaar Properties	Aspeed
Coca-Cola HBC	Eclat Textile
Sanhua Intelligent Controls	Techtronic Industries
HDFC Bank	Hon Hai Precision
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	7.89	2.53	1.23
MSCI Emerging Markets Index	9.02	6.35	3.07
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$440.2M	Total advisory fees paid (after waiver/reimbursement)	$1.9M
Total number of holdings	70	Period portfolio turnover rate	12%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5
Tencent Holdings Ltd.	5.2
HDFC Bank Ltd.	5.0
Alibaba Group Holding Ltd.	3.4
Samsung Electronics Co., Ltd. - GDR, Reg S	3.3
Trip.com Group Ltd.	3.2
Tata Consultancy Services Ltd.	3.0
ICICI Bank Ltd.	2.9
Maruti Suzuki India Ltd.	2.8
ASPEED Technology Inc.	2.0
by Sector
by Region
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

Emerging Markets ex China
Semi-Annual Shareholder Report
Institutional Class HLXCX | April 30, 2025
This semi-annual shareholder report contains important information about the Emerging Markets ex China Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Emerging Markets ex China (Institutional Class)	$52	1.05%
[1]	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The Emerging Markets ex China Institutional Class (HLXCX) fell 2.11% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI Emerging Markets ex China Index, fell 2.43% in the same period (net of source taxes).
Key Performance Factors
Emerging markets excluding China fell, with Taiwan and South Korea hurt by waning excitement for artificial intelligence (AI)-related businesses. Emerging European markets were buoyed by Germany’s stimulus plans. The South African market continued the rise, bolstered by the stability of its new coalition government. Information Technology (IT) shares fell sharply while Communications Services and Real Estate outperformed. The Fund modestly outperformed due to good stocks in Consumer Discretionary and Real Estate. Lagging returns in IT and Health Care detracted.
Sector Analysis
Returns in Real Estate were boosted by Emaar Properties, which benefited from sustained demand for Dubai real estate. Shares of IT-services company Globant fell due to growth concerns in the US, a key market.
Regional Analysis
Coway, the leading manufacturer of air and water purifiers in South Korea, reported strong earnings growth and raised its dividend. The Fund’s underweight to Taiwanese semiconductor giant TSMC was also helpful. Bumrungrad Hospital in Thailand reported weak results due to a decline in the number of patients from abroad.
Performance
🡱 Top Contributors	🡳 Top Detractors
Emaar Properties	Globant
Coway	Bumrungrad Hospital
Coca-Cola HBC	Agthia
Maruti Suzuki	Kaspi.kz
MercadoLibre	Tata Consultancy Services
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)
Average Annual Total Return (%)
	1 Year	Since Inception
Fund	2.62	5.30
MSCI Emerging Markets ex China Index	3.30	9.07
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$3.4M	Total advisory fees paid (after waiver/reimbursement)	$0.0M
Total number of holdings	54	Period portfolio turnover rate	4%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	9.8
HDFC Bank Ltd.	5.0
ICICI Bank Ltd.	4.4
Maruti Suzuki India Ltd.	4.3
Tata Consultancy Services Ltd.	4.0
Samsung Electronics Co., Ltd. - GDR, Reg S	3.5
Emaar Properties PJSC	3.3
MercadoLibre Inc.	3.0
Coway Co., Ltd.	2.9
HDFC Life Insurance Co., Ltd.	2.5
by Sector
by Region
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

Chinese Equity
Semi-Annual Shareholder Report
Institutional Class HLMCX | April 30, 2025
This semi-annual shareholder report contains important information about the Chinese Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Chinese Equity (Institutional Class)	$57	1.15%
[1]	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The Chinese Equity Institutional Class (HLMCX) fell 0.52% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI China All Shares Index, increased 3.16% (net of source taxes).
Key Performance Factors
Chinese stocks rose, buoyed by stronger government support for private enterprise, raising the prospect that the country may reverse its stagnating economic productivity and improve the quality of long-term growth. Additionally, AI-exposed companies inside China soared after the release of Chinese AI model DeepSeek. Shares of the highest-quality, and fastest-growing companies outperformed, while shares of the most-expensive companies underperformed. The Fund lagged the index due to poor relative returns in Information Technology, Consumer Discretionary, and Health Care, but benefited from strong relative returns in Industrials.
Sector Analysis
IT company Delta Electronics, which makes power-management components, declined on concerns about slowing growth outside of China in AI servers, a business where it has dominant share in power supplies. Sales at Inovance, a manufacturer of industrial-automation equipment, surged on strong sales growth in humanoid robots and electric vehicles.
Regional Analysis
Hong Kong-based Techtronic Industries’ shares declined following the announcement of the Trump administration’s tariffs. Chinese video game company NetEase reported strong year-over-year revenue growth for the fourth quarter, benefitting from the popularity of its new PC game Marvel Rivals.
Performance
🡱 Top Contributors	🡳 Top Detractors
Inovance	Techtronic Industries
NetEase	Delta Electronics
Shuanghuan Driveline	ZTO Express
ENN Energy	Trip.com Group
Tencent	Alibaba
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)
Average Annual Total Return (%)
	1 Year	Since Inception
Fund	4.63	-12.64
MSCI China All Shares Index	17.92	-6.59
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$2.8M	Total advisory fees paid (after waiver/reimbursement)	$0.0M
Total number of holdings	47	Period portfolio turnover rate	12%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Tencent Holdings Ltd.	11.4
Alibaba Group Holding Ltd.	6.1
AIA Group Ltd.	3.7
TravelSky Technology Ltd., Class H	3.3
Hong Kong Exchanges & Clearing Ltd.	3.3
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.3
Airtac International Group	3.2
Delta Electronics Inc.	3.0
Trip.com Group Ltd.	2.9
Contemporary Amperex Technology Co., Ltd., Class A	2.9
by Sector
by Region
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

Frontier Emerging Markets
Semi-Annual Shareholder Report
Institutional Class HLFMX | April 30, 2025
This semi-annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Frontier Emerging Markets (Institutional Class)	$72	1.45%
[1]	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The Frontier Emerging Markets Institutional Class (HLFMX) fell 0.82% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI Frontier Emerging Markets Index, rose 4.21% in the same period (net of source taxes).
Key Performance Factors
Frontier emerging markets, which were relatively insulated from the US trade war, outperformed developed markets. Shares of the fastest-growing and most-expensive companies underperformed. The Fund lagged the index due to poor relative returns in Information Technology (IT) and Consumer Discretionary, but benefited from strong relative returns in Industrials, Materials, and Real Estate.
Sector Analysis
IT-services company Globant faced limits to its pricing power as clients prioritized cost savings over product development, which resulted in muted margin expansion. Industrials holding Marsa Maroc, a Moroccan port operator, won a concession to operate a second terminal at the Nador West Med port on the Mediterranean coast. The expected increase in capacity will substantially increase transshipment container throughput.
Regional Analysis
By region, Asian investments detracted the most from the Fund’s performance. Philippine home-improvement retailer Wilcon Depot reported disappointing results due to weak demand and intense discounting by peers. On the other hand, UAE-based Emaar Properties has been generating strong earnings, bolstered by sustained demand for real estate in Dubai.
Performance
🡱 Top Contributors	🡳 Top Detractors
Emaar Properties	Globant
Marsa Maroc	Wilcon Depot
Halyk Savings Bank	Agthia
Airtel Africa	Alfamart
Cementos Argos	FPT
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	7.64	7.93	0.55
MSCI Frontier Emerging Markets Index	11.83	7.53	1.07
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$125.4M	Total advisory fees paid (after waiver/reimbursement)	$0.7M
Total number of holdings	57	Period portfolio turnover rate	8%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Credicorp Ltd.	5.0
Banca Transilvania SA	4.7
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S	4.3
Societe d'Exploitation des Ports	3.8
Emaar Properties PJSC	3.4
International Container Terminal Services Inc.	3.2
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.2
Bank for Foreign Trade of Vietnam JSC	3.2
Kaspi.KZ JSC - ADR	3.0
SM Prime Holdings Inc.	2.9
by Sector
by Region
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

Frontier Emerging Markets
Semi-Annual Shareholder Report
Institutional Class Z HLFZX | April 30, 2025
This semi-annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Frontier Emerging Markets (Institutional Class Z)	$62	1.25%
[1]	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The Frontier Emerging Markets Institutional Class Z (HLFZX) fell 0.58% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI Frontier Emerging Markets Index, rose 4.21% in the same period (net of source taxes).
Key Performance Factors
Frontier emerging markets, which were relatively insulated from the US trade war, outperformed developed markets. Shares of the fastest-growing and most-expensive companies underperformed. The Fund lagged the index due to poor relative returns in Information Technology (IT) and Consumer Discretionary, but benefited from strong relative returns in Industrials, Materials, and Real Estate.
Sector Analysis
IT-services company Globant faced limits to its pricing power as clients prioritized cost savings over product development, which resulted in muted margin expansion. Industrials holding Marsa Maroc, a Moroccan port operator, won a concession to operate a second terminal at the Nador West Med port on the Mediterranean coast. The expected increase in capacity will substantially increase transshipment container throughput.
Regional Analysis
By region, Asian investments detracted the most from the Fund’s performance. Philippine home-improvement retailer Wilcon Depot reported disappointing results due to weak demand and intense discounting by peers. On the other hand, UAE-based Emaar Properties has been generating strong earnings, bolstered by sustained demand for real estate in Dubai.
Performance
🡱 Top Contributors	🡳 Top Detractors
Emaar Properties	Globant
Marsa Maroc	Wilcon Depot
Halyk Savings Bank	Agthia
Airtel Africa	Alfamart
Cementos Argos	FPT
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $2,500,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $2,500,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	7.93	8.29	0.78
MSCI Frontier Emerging Markets Index	11.83	7.53	1.07
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$125.4M	Total advisory fees paid (after waiver/reimbursement)	$0.7M
Total number of holdings	57	Period portfolio turnover rate	8%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Credicorp Ltd.	5.0
Banca Transilvania SA	4.7
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S	4.3
Societe d'Exploitation des Ports	3.8
Emaar Properties PJSC	3.4
International Container Terminal Services Inc.	3.2
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.2
Bank for Foreign Trade of Vietnam JSC	3.2
Kaspi.KZ JSC - ADR	3.0
SM Prime Holdings Inc.	2.9
by Sector
by Region
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Performance information shown for periods preceding the inception date of the Institutional Class Z (incepted 3/1/2017) reflects the performance of the Institutional Class (incepted 5/27/2008). Sales charges and expenses, which differ between the Institutional Class Z and Institutional Class have not been restated.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

Frontier Emerging Markets
Semi-Annual Shareholder Report
Investor Class HLMOX | April 30, 2025
This semi-annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at HardingLoevnerFunds.com. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Frontier Emerging Markets (Investor Class)	$86	1.75%
[1]	Expense ratio is expressed on an annualized basis.
Management’s Discussion of Fund Performance
The Frontier Emerging Markets Investor Class (HLMOX) fell 0.96% (net of fees and expenses) in the six-month period ended April 30, 2025. The Fund's benchmark, the MSCI Frontier Emerging Markets Index, rose 4.21% in the same period (net of source taxes).
Key Performance Factors
Frontier emerging markets, which were relatively insulated from the US trade war, outperformed developed markets. Shares of the fastest-growing and most-expensive companies underperformed. The Fund lagged the index due to poor relative returns in Information Technology (IT) and Consumer Discretionary, but benefited from strong relative returns in Industrials, Materials, and Real Estate.
Sector Analysis
IT-services company Globant faced limits to its pricing power as clients prioritized cost savings over product development, which resulted in muted margin expansion. Industrials holding Marsa Maroc, a Moroccan port operator, won a concession to operate a second terminal at the Nador West Med port on the Mediterranean coast. The expected increase in capacity will substantially increase transshipment container throughput.
Regional Analysis
By region, Asian investments detracted the most from the Fund’s performance. Philippine home-improvement retailer Wilcon Depot reported disappointing results due to weak demand and intense discounting by peers. On the other hand, UAE-based Emaar Properties has been generating strong earnings, bolstered by sustained demand for real estate in Dubai.
Performance
🡱 Top Contributors	🡳 Top Detractors
Emaar Properties	Globant
Marsa Maroc	Wilcon Depot
Halyk Savings Bank	Agthia
Airtel Africa	Alfamart
Cementos Argos	FPT
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)
Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	7.25	7.59	0.19
MSCI Frontier Emerging Markets Index	11.83	7.53	1.07
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit HardingLoevnerFunds.com for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and information about the Fund, scan the QR code or visit HardingLoevnerFunds.com.
Key Fund Statistics
During Reporting Period
Fund net assets	$125.4M	Total advisory fees paid (after waiver/reimbursement)	$0.7M
Total number of holdings	57	Period portfolio turnover rate	8%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Credicorp Ltd.	5.0
Banca Transilvania SA	4.7
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S	4.3
Societe d'Exploitation des Ports	3.8
Emaar Properties PJSC	3.4
International Container Terminal Services Inc.	3.2
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.2
Bank for Foreign Trade of Vietnam JSC	3.2
Kaspi.KZ JSC - ADR	3.0
SM Prime Holdings Inc.	2.9
by Sector
by Region
Changes in and Disagreements with Accountants
Effective January 31, 2025, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm of the Fund. There were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures during the two most recent fiscal years and the subsequent interim period through January 31, 2025. PricewaterhouseCoopers LLP has been appointed as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at HardingLoevnerFunds.com. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604
T: (877) 435-8105
HardingLoevnerFunds.com
©2025 Harding Loevner

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the financial statements filed under Item 7(a) of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

HARDING LOEVNER

Fundamental. Thinking. Worldwide.

Harding, Loevner Funds, Inc.

April 30, 2025

Family of Mutual Funds

Global Equity Portfolio
Advisor (HLMGX), Institutional (HLMVX), and Institutional Class Z (HLGZX) Classes

International Equity Portfolio
Investor (HLMNX), Institutional (HLMIX), and Institutional Class Z (HLIZX) Classes

International Developed Markets Equity Portfolio
Institutional Class (HLIDX)

International Small Companies Portfolio
Investor (HLMSX), Institutional (HLMRX), and Institutional Class Z (HLRZX) Classes

Institutional Emerging Markets Portfolio
Institutional (HLMEX) and Institutional Class Z (HLEZX) Classes

Emerging Markets Portfolio
Advisor Class (HLEMX)

Emerging Markets ex China Portfolio
Institutional Class (HLXCX)

Chinese Equity Portfolio
Institutional Class (HLMCX)

Frontier Emerging Markets Portfolio
Investor (HLMOX), Institutional Class (HLFMX), and Institutional Class Z (HLFZX) Classes

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

April 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Canada - 1.1%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	108,400	$5,658,250
China - 3.9%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	250,700	7,581,117
Tencent Holdings Ltd. (Media & Entertainment)†	214,200	13,291,920
		20,873,037
Denmark - 0.6%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	14,523	3,066,054
France - 3.2%
Schneider Electric SE (Capital Goods)†	71,446	16,741,160
Germany - 2.7%
SAP SE - Sponsored ADR (Software & Services)	29,345	8,574,316
Symrise AG (Materials)†	49,071	5,645,540
		14,219,856
Hong Kong - 1.4%
AIA Group Ltd. (Insurance)†	996,805	7,530,959
India - 1.4%
HDFC Bank Ltd. - ADR (Banks)	103,302	7,509,022
Indonesia - 0.7%
Bank Central Asia Tbk PT (Banks)†	7,022,770	3,774,346
Japan - 5.8%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	191,400	11,056,288
Keyence Corp. (Technology Hardware & Equipment)†	15,100	6,341,791
Sony Group Corp. (Consumer Durables & Apparel)†	522,600	13,489,333
		30,887,412
Mexico - 0.9%
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	1,456,900	4,617,238
Netherlands - 1.0%
ASML Holding NV (Semiconductors & Semiconductor Equipment)†	7,698	5,153,250
Singapore - 1.2%
DBS Group Holdings Ltd. (Banks)†	196,700	6,430,796
	Shares	Value
COMMON STOCKS - 95.7% (continued)
Sweden - 2.7%
Alfa Laval AB (Capital Goods)†	122,287	$5,102,362
Atlas Copco AB, Class A (Capital Goods)†	272,893	4,280,899
Epiroc AB, Class A (Capital Goods)†	229,304	4,915,927
		14,299,188
Switzerland - 3.8%
Alcon AG (Health Care Equipment & Services)	92,799	9,058,110
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	19,098	6,229,961
SGS SA, Reg S (Commercial & Professional Services)†	49,687	4,858,779
		20,146,850
Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	41,049	6,842,458
United Kingdom - 5.2%
Compass Group plc (Consumer Services)†	205,728	6,911,157
Diploma plc (Capital Goods)†	108,965	5,796,531
Haleon plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,824,064	9,140,624
Shell plc (Energy)†	169,564	5,425,247
		27,273,559
United States - 58.8%
AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	32,876	6,414,108
Accenture plc, Class A (Software & Services)	40,224	12,033,010
Adobe Inc. (Software & Services)*	13,762	5,160,475
Alphabet Inc., Class A (Media & Entertainment)	128,688	20,435,654
Amazon.com Inc. (Consumer Discretionary Distribution & Retail)*	102,333	18,872,252
AMETEK Inc. (Capital Goods)	30,166	5,115,550
Amphenol Corp., Class A (Technology Hardware & Equipment)	78,021	6,003,716
Applied Materials Inc. (Semiconductors & Semiconductor Equipment)	36,609	5,517,342
Atkore Inc. (Capital Goods)	62,619	3,999,476
Booking Holdings Inc. (Consumer Services)	1,993	10,162,865

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments (continued)

April 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 95.7% (continued)
United States - 58.8% (continued)
Broadcom Inc. (Semiconductors & Semiconductor Equipment)	42,388	$8,158,418
CME Group Inc. (Financial Services)	51,720	14,330,578
CoStar Group Inc. (Real Estate Management & Development)*	80,467	5,968,237
Danaher Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	32,640	6,506,131
Deere & Co. (Capital Goods)	23,356	10,826,907
Globant SA (Software & Services)*	41,674	4,899,612
HEICO Corp. (Capital Goods)	22,578	5,661,659
Honeywell International Inc. (Capital Goods)	22,337	4,701,938
Johnson & Johnson (Pharmaceuticals, Biotechnology & Life Sciences)	32,371	5,059,911
Meta Platforms Inc., Class A (Media & Entertainment)	26,601	14,603,949
Microsoft Corp. (Software & Services)	53,478	21,137,714
Netflix Inc. (Media & Entertainment)*	21,752	24,617,173
Northrop Grumman Corp. (Capital Goods)	9,491	4,617,372
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	56,611	6,166,070
Salesforce Inc. (Software & Services)	41,293	11,095,842
Schlumberger NV (Energy)	136,611	4,542,316
ServiceNow Inc. (Software & Services)*	7,171	6,848,377
Synopsys Inc. (Software & Services)*	10,758	4,938,030
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	12,842	5,509,218
Trade Desk Inc., Class A (Media & Entertainment)*	99,463	5,334,201
Tradeweb Markets Inc., Class A (Financial Services)	70,301	9,722,628
UnitedHealth Group Inc. (Health Care Equipment & Services)	27,715	11,403,060
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	39,860	20,308,670
		310,672,459
Total Common Stocks (Cost $334,411,168)		$505,695,894

	Shares	Value
SHORT TERM INVESTMENTS - 4.1%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.17% (Money Market Funds)	21,489,581	$21,489,581

Total Short Term Investments (Cost $21,489,581)		$21,489,581

Total Investments — 99.8%
(Cost $355,900,749)		$527,185,475
Other Assets Less Liabilities - 0.2%		878,067
Net Assets — 100.0%		$528,063,542

Summary of Abbreviations
ADR	American Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.

Industry	Percentage of Net Assets
Banks	3.3%
Capital Goods	13.7
Commercial & Professional Services	0.9
Consumer Discretionary Distribution & Retail	3.6
Consumer Durables & Apparel	2.5
Consumer Services	3.2
Consumer Staples Distribution & Retail	2.0
Energy	1.9
Financial Services	4.5
Health Care Equipment & Services	5.3
Insurance	1.4
Materials	1.1
Media & Entertainment	14.9
Pharmaceuticals, Biotechnology & Life Sciences	13.9
Real Estate Management & Development	1.1
Semiconductors & Semiconductor Equipment	6.0
Software & Services	14.1
Technology Hardware & Equipment	2.3
Money Market Fund	4.1
Total Investments	99.8
Other Assets Less Liabilities	0.2
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

April 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Australia - 1.4%
BHP Group Ltd. - Sponsored ADR (Materials)	3,568,573	$169,685,646
Canada - 5.0%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	3,168,965	165,413,261
Canadian National Railway Co. (Transportation)	1,023,207	99,066,902
Manulife Financial Corp. (Insurance)	11,225,962	344,042,430
		608,522,593
China - 6.2%
Haier Smart Home Co., Ltd., Class A (Consumer Durables & Apparel)†	40,913,488	139,686,645
NetEase Inc. - ADR (Media & Entertainment)	1,244,472	133,233,172
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	14,280,000	86,472,546
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	2,926,764	88,504,747
Tencent Holdings Ltd. (Media & Entertainment)†	3,162,410	196,239,501
ZTO Express Cayman Inc. - ADR (Transportation)	6,157,026	113,904,981
		758,041,592
Denmark - 2.5%
Coloplast A/S, Class B (Health Care Equipment & Services)†	930,318	105,678,978
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	443,206	93,568,384
Novonesis (Novozymes), Class B (Materials)†	1,584,510	102,833,003
		302,080,365
France - 7.0%
Air Liquide SA (Materials)†	775,125	159,451,015
Dassault Systemes SE (Software & Services)†	3,272,443	122,161,497
L'Oreal SA (Household & Personal Products)†	601,899	264,122,852
Schneider Electric SE (Capital Goods)†	1,292,316	302,814,279
		848,549,643
Germany - 6.3%
Allianz SE, Reg S (Insurance)†	1,120,787	462,880,793
SAP SE - Sponsored ADR (Software & Services)	568,257	166,039,013
Symrise AG (Materials)†	1,250,835	143,906,576
		772,826,382
	Shares	Value
COMMON STOCKS - 96.8% (continued)
Hong Kong - 3.0%
AIA Group Ltd. (Insurance)†	36,692,574	$277,215,977
Techtronic Industries Co., Ltd. (Capital Goods)†	8,892,500	90,464,081
		367,680,058
India - 3.5%
HDFC Bank Ltd. - ADR (Banks)	5,828,618	423,682,242
Indonesia - 0.9%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	716,443,400	114,216,930
Japan - 15.2%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	7,819,900	451,719,249
Daifuku Co., Ltd. (Capital Goods)†	5,068,800	135,053,243
Disco Corp. (Semiconductors & Semiconductor Equipment)†	532,800	103,429,934
Keyence Corp. (Technology Hardware & Equipment)†	299,434	125,758,132
Komatsu Ltd. (Capital Goods)†	5,564,000	160,066,629
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	7,833,600	131,566,650
Sony Group Corp. (Consumer Durables & Apparel)†	14,719,900	379,949,542
Sysmex Corp. (Health Care Equipment & Services)†	11,451,421	212,866,464
Unicharm Corp. (Household & Personal Products)†	16,907,900	156,837,316
		1,857,247,159
Mexico - 3.1%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	2,341,095	246,540,714
Grupo Financiero Banorte SAB de CV, Series O (Banks)	15,336,000	131,787,702
		378,328,416
Netherlands - 3.6%
Adyen NV (Financial Services)*^†	98,025	158,879,533
ASML Holding NV (Semiconductors & Semiconductor Equipment)†	409,451	274,097,612
		432,977,145
Peru - 1.2%
Credicorp Ltd. (Banks)	744,175	150,464,743
Singapore - 3.6%
DBS Group Holdings Ltd. (Banks)†	13,492,818	441,126,403

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments (continued)

April 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 96.8% (continued)
South Korea - 2.3%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	286,134	$278,897,239
Spain - 1.5%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	13,230,555	181,858,761
Sweden - 7.6%
Alfa Laval AB (Capital Goods)†	5,067,262	211,428,890
Assa Abloy AB, Class B (Capital Goods)†	4,694,112	140,889,920
Atlas Copco AB, Class A (Capital Goods)†	12,793,596	200,694,366
Epiroc AB, Class A (Capital Goods)†	7,807,054	167,371,298
Skandinaviska Enskilda Banken AB, Class A (Banks)†	13,215,625	210,495,565
		930,880,039
Switzerland - 7.7%
Alcon AG (Health Care Equipment & Services)	2,318,102	226,269,936
Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	2,489,184	265,322,123
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	1,003,544	327,366,208
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	388,041	118,745,474
		937,703,741
Taiwan - 4.4%
Delta Electronics Inc. (Technology Hardware & Equipment)†	15,998,000	167,438,174
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	2,230,641	371,825,548
		539,263,722
United Kingdom - 7.2%
Haleon plc (Pharmaceuticals, Biotechnology & Life Sciences)†	70,330,592	352,435,824
Rio Tinto plc (Materials)†	3,118,084	185,911,228
Shell plc (Energy)†	10,684,984	341,868,974
		880,216,026
United States - 3.6%
Linde plc (Materials)	419,282	190,031,181
	Shares	Value
COMMON STOCKS - 96.8% (continued)
United States - 3.6% (continued)
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	105,924	$246,892,955
		436,924,136
Total Common Stocks (Cost $7,507,478,377)		$11,811,172,981

SHORT TERM INVESTMENTS - 2.4%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.17% (Money Market Funds)	285,972,853	285,972,853

Total Short Term Investments (Cost $285,972,853)		$285,972,853

Total Investments — 99.2%
(Cost $7,793,451,230)		$12,097,145,834
Other Assets Less Liabilities - 0.8%		102,348,803
Net Assets — 100.0%		$12,199,494,637

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 1.3%
of net assets as of April 30, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments (continued)

April 30, 2025 (unaudited)

Industry	Percentage of Net Assets
Banks	12.6%
Capital Goods	11.5
Consumer Discretionary Distribution & Retail	2.0
Consumer Durables & Apparel	4.3
Consumer Staples Distribution & Retail	1.4
Energy	2.8
Financial Services	1.3
Food, Beverage & Tobacco	4.2
Health Care Equipment & Services	6.1
Household & Personal Products	3.5
Insurance	9.6
Materials	7.8
Media & Entertainment	2.7
Pharmaceuticals, Biotechnology & Life Sciences	11.2
Semiconductors & Semiconductor Equipment	6.2
Software & Services	2.3
Technology Hardware & Equipment	4.7
Telecommunication Services	0.9
Transportation	1.7
Money Market Fund	2.4
Total Investments	99.2
Other Assets Less Liabilities	0.8
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio

Portfolio of Investments

April 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Australia - 1.6%
BHP Group Ltd. - Sponsored ADR (Materials)	33,379	$1,587,171
Canada - 6.8%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	40,720	2,125,498
Canadian National Railway Co. (Transportation)	11,372	1,101,037
Manulife Financial Corp. (Insurance)	114,744	3,516,563
		6,743,098
Denmark - 3.2%
Coloplast A/S, Class B (Health Care Equipment & Services)†	9,790	1,112,090
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	4,618	974,939
Novonesis (Novozymes), Class B (Materials)†	16,560	1,074,726
		3,161,755
France - 9.0%
Air Liquide SA (Materials)†	8,141	1,674,686
Dassault Systemes SE (Software & Services)†	37,517	1,400,523
L'Oreal SA (Household & Personal Products)†	6,190	2,716,270
Schneider Electric SE (Capital Goods)†	13,441	3,149,483
		8,940,962
Germany - 9.0%
Allianz SE, Reg S (Insurance)†	11,521	4,758,129
SAP SE - Sponsored ADR (Software & Services)	9,067	2,649,287
Symrise AG (Materials)†	13,195	1,518,064
		8,925,480
Hong Kong - 3.7%
AIA Group Ltd. (Insurance)†	369,600	2,792,364
Techtronic Industries Co., Ltd. (Capital Goods)†	87,000	885,058
		3,677,422
India - 1.0%
HDFC Bank Ltd. - ADR (Banks)	14,156	1,029,000
Japan - 19.3%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	76,400	4,413,273
Daifuku Co., Ltd. (Capital Goods)†	51,700	1,377,496
Disco Corp. (Semiconductors & Semiconductor Equipment)†	5,600	1,087,101
	Shares	Value
COMMON STOCKS - 96.9% (continued)
Japan - 19.3% (continued)
Keyence Corp. (Technology Hardware & Equipment)†	3,000	$1,259,958
Komatsu Ltd. (Capital Goods)†	61,600	1,772,125
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	91,100	1,530,040
Sony Group Corp. (Consumer Durables & Apparel)†	149,900	3,869,214
Sysmex Corp. (Health Care Equipment & Services)†	118,500	2,202,755
Unicharm Corp. (Household & Personal Products)†	176,800	1,639,993
		19,151,955
Netherlands - 4.3%
Adyen NV (Financial Services)*^†	974	1,578,665
ASML Holding NV (Semiconductors & Semiconductor Equipment)†	4,066	2,721,891
		4,300,556
Singapore - 4.3%
DBS Group Holdings Ltd. (Banks)†	130,500	4,266,492
South Korea - 0.9%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	959	934,745
Spain - 2.0%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	144,938	1,992,225
Sweden - 9.4%
Alfa Laval AB (Capital Goods)†	50,938	2,125,362
Assa Abloy AB, Class B (Capital Goods)†	44,749	1,343,105
Atlas Copco AB, Class A (Capital Goods)†	121,918	1,912,539
Epiroc AB, Class A (Capital Goods)†	82,932	1,777,935
Skandinaviska Enskilda Banken AB, Class A (Banks)†	134,578	2,143,529
		9,302,470
Switzerland - 9.8%
Alcon AG (Health Care Equipment & Services)	23,297	2,274,020
Nestle SA, Reg S (Food, Beverage & Tobacco)†	25,719	2,737,340
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	10,761	3,510,347

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio

Portfolio of Investments (continued)

April 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 96.9% (continued)
Switzerland - 9.8% (continued)
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	3,945	$1,207,220
		9,728,927
Taiwan - 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	11,088	1,848,259
United Kingdom - 8.8%
Haleon plc (Pharmaceuticals, Biotechnology & Life Sciences)†	722,583	3,620,958
Rio Tinto plc (Materials)†	30,628	1,826,150
Shell plc (Energy)†	104,916	3,356,816
		8,803,924
United States - 1.9%
Linde plc (Materials)	4,255	1,928,494

Total Common Stocks (Cost $81,083,055)		$96,322,935

SHORT TERM INVESTMENTS - 3.2%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.17% (Money Market Funds)	3,201,585	3,201,585

Total Short Term Investments (Cost $3,201,585)		$3,201,585

Total Investments — 100.1%
(Cost $84,284,640)		$99,524,520
Liabilities Less Other Assets - (0.1)%		(142,707)
Net Assets — 100.0%		$99,381,813

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 1.6%
of net assets as of April 30, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Banks	9.5%
Capital Goods	14.5
Consumer Durables & Apparel	3.9
Consumer Staples Distribution & Retail	2.2
Energy	3.4
Financial Services	1.6
Food, Beverage & Tobacco	2.8
Health Care Equipment & Services	6.8
Household & Personal Products	4.4
Insurance	11.1
Materials	9.6
Pharmaceuticals, Biotechnology & Life Sciences	14.0
Semiconductors & Semiconductor Equipment	5.7
Software & Services	4.1
Technology Hardware & Equipment	2.2
Transportation	1.1
Money Market Fund	3.2
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

April 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Bangladesh - 0.8%
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,398,648	$2,453,085
Belgium - 0.8%
Lotus Bakeries NV (Food, Beverage & Tobacco)†	263	2,532,350
Canada - 1.2%
Kinaxis Inc. (Software & Services)*	27,256	3,680,331
China - 4.9%
Haitian International Holdings Ltd. (Capital Goods)†	768,000	1,780,145
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	73,819	1,976,880
Shanghai Hanbell Precise Machinery Co., Ltd., Class A (Capital Goods)†	975,882	2,224,204
TravelSky Technology Ltd., Class H (Consumer Services)†	3,642,000	5,086,741
Yantai China Pet Foods Co., Ltd., Class A (Food, Beverage & Tobacco)†	463,199	3,593,870
		14,661,840
Finland - 1.7%
Vaisala OYJ, Class A (Technology Hardware & Equipment)†	97,893	5,213,604
France - 3.8%
Alten SA (Software & Services)†	35,921	3,021,738
Rubis SCA (Utilities)†	148,969	4,836,714
Verallia SA (Materials)^†	110,214	3,688,187
		11,546,639
Germany - 16.4%
Bechtle AG (Software & Services)†	131,925	5,612,679
Brenntag SE (Capital Goods)†	40,132	2,671,223
Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	60,954	4,154,700
Evotec SE (Pharmaceuticals, Biotechnology & Life Sciences)*†	526,116	4,376,372
FUCHS SE (Materials)†	153,551	5,886,391
KWS Saat SE & Co. KGaA (Food, Beverage & Tobacco)†	82,031	5,156,250
Nemetschek SE (Software & Services)†	32,346	4,267,929
Pfeiffer Vacuum Technology AG (Capital Goods)†	24,942	4,396,871
	Shares	Value
COMMON STOCKS - 98.8% (continued)
Germany - 16.4% (continued)
Scout24 SE (Media & Entertainment)^†	48,453	$5,759,165
STRATEC SE (Health Care Equipment & Services)†	95,131	2,583,056
TeamViewer SE (Software & Services)*^†	301,175	4,599,583
		49,464,219
Hong Kong - 0.3%
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	142,500	960,927
India - 3.0%
Max Financial Services Ltd. (Insurance)*†	412,304	6,372,441
SH Kelkar & Co., Ltd. (Materials)^†	1,126,411	2,655,148
		9,027,589
Indonesia - 0.4%
Sarana Menara Nusantara Tbk PT (Telecommunication Services)†	34,525,100	1,186,959
Israel - 1.7%
CyberArk Software Ltd. (Software & Services)*	14,283	5,029,901
Italy - 4.4%
Carel Industries SpA (Capital Goods)^†	118,108	2,365,132
DiaSorin SpA (Health Care Equipment & Services)†	29,786	3,405,052
Reply SpA (Software & Services)†	41,916	7,452,620
		13,222,804
Japan - 10.4%
Ariake Japan Co., Ltd. (Food, Beverage & Tobacco)†	128,600	5,402,274
Asahi Intecc Co., Ltd. (Health Care Equipment & Services)†	217,600	3,342,662
GMO Payment Gateway Inc. (Financial Services)†	83,700	5,249,144
JCU Corp. (Materials)†	127,200	2,808,008
MISUMI Group Inc. (Capital Goods)†	163,900	2,302,058
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	179,000	1,811,218
SHIFT Inc. (Software & Services)*†	478,900	4,406,216
Solasto Corp. (Health Care Equipment & Services)†	453,100	1,400,309
Stanley Electric Co., Ltd. (Automobiles & Components)†	242,300	4,544,094
		31,265,983

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments (continued)

April 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 98.8% (continued)
Lithuania - 2.5%
Siauliu Bankas AB (Banks)†	7,848,957	$7,458,758
Malaysia - 1.3%
Dialog Group Bhd. (Energy)†	3,900,040	1,333,117
TIME dotCom Bhd. (Telecommunication Services)†	2,121,500	2,532,626
		3,865,743
Mexico - 2.9%
Grupo Herdez SAB de CV (Food, Beverage & Tobacco)	1,068,347	3,043,704
Megacable Holdings SAB de CV (Media & Entertainment)	2,304,600	5,639,721
		8,683,425
Norway - 1.8%
Medistim ASA (Health Care Equipment & Services)†	137,989	2,149,163
TOMRA Systems ASA (Capital Goods)†	211,370	3,340,420
		5,489,583
Panama - 1.2%
Copa Holdings SA, Class A (Transportation)	39,832	3,654,984
Philippines - 2.1%
Robinsons Retail Holdings Inc. (Consumer Staples Distribution & Retail)†	4,583,600	3,220,711
Wilcon Depot Inc. (Consumer Discretionary Distribution & Retail)†	24,718,300	3,019,340
		6,240,051
Poland - 0.8%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	269,658	2,357,292
Romania - 0.6%
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	1,393,638	1,886,789
Saudi Arabia - 0.3%
Jarir Marketing Co. (Consumer Discretionary Distribution & Retail)†	306,894	1,033,096
South Korea - 0.7%
Cheil Worldwide Inc. (Media & Entertainment)†	155,472	2,030,208
Spain - 2.8%
Bankinter SA (Banks)†	386,256	4,503,566
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)†	2,586,562	3,768,755
		8,272,321
	Shares	Value
COMMON STOCKS - 98.8% (continued)
Sweden - 3.3%
Cellavision AB (Health Care Equipment & Services)†	203,833	$4,292,718
Paradox Interactive AB (Media & Entertainment)†	120,924	2,384,064
Thule Group AB (Consumer Durables & Apparel)^†	139,376	3,205,578
		9,882,360
Switzerland - 6.7%
Belimo Holding AG, Reg S (Capital Goods)†	6,700	5,664,939
Bossard Holding AG, Class A, Reg S (Capital Goods)†	18,624	4,056,525
Burckhardt Compression Holding AG (Capital Goods)†	6,674	4,551,365
LEM Holding SA, Reg S (Technology Hardware & Equipment)†	4,521	3,756,667
Tecan Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	10,926	2,133,671
		20,163,167
Taiwan - 1.0%
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	19,000	1,788,978
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	99,909	1,298,716
		3,087,694
United Kingdom - 17.4%
Airtel Africa plc (Telecommunication Services)^†	3,174,945	7,278,914
Baltic Classifieds Group plc (Media & Entertainment)†	826,699	3,764,535
Clarkson plc (Transportation)†	106,794	4,693,173
Cranswick plc (Food, Beverage & Tobacco)†	104,730	7,255,987
Diploma plc (Capital Goods)†	128,316	6,825,932
Grafton Group plc (Capital Goods)†	346,447	4,196,595
Rathbones Group plc (Financial Services)†	105,989	2,220,534
Rightmove plc (Media & Entertainment)†	273,781	2,703,359
Senior plc (Capital Goods)†	4,016,753	7,432,663
Spirax Group plc (Capital Goods)†	35,294	2,783,971
YouGov plc (Media & Entertainment)†	862,364	3,303,075
		52,458,738

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments (continued)

April 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 98.8% (continued)
United States - 1.1%
Globant SA (Software & Services)*	28,805	$3,386,604
Vietnam - 2.5%
Hoa Phat Group JSC (Materials)*†	7,646,669	7,514,177

Total Common Stocks (Cost $215,531,715)		$297,711,221

RIGHTS - 0.0%^^
Italy - 0.0%^^
DiaSorin SpA (Health Care Equipment & Services)*	38,424	0

Total Rights (Cost $0)		$0

SHORT TERM INVESTMENTS - 0.3%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.17% (Money Market Funds)	809,010	809,010

Total Short Term Investments (Cost $809,010)		$809,010

Total Investments — 99.1%
(Cost $216,340,725)		$298,520,231
Other Assets Less Liabilities - 0.9%		2,789,133
Net Assets — 100.0%		$301,309,364

Summary of Abbreviations
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 10.6%
of net assets as of April 30, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	1.5%
Banks	4.0
Capital Goods	18.2
Consumer Discretionary Distribution & Retail	2.1
Consumer Durables & Apparel	1.5
Consumer Services	1.7
Consumer Staples Distribution & Retail	1.1
Energy	1.1
Financial Services	2.4
Food, Beverage & Tobacco	8.9
Health Care Equipment & Services	7.1
Insurance	3.4
Materials	7.4
Media & Entertainment	8.5
Pharmaceuticals, Biotechnology & Life Sciences	3.5
Semiconductors & Semiconductor Equipment	0.9
Software & Services	13.8
Technology Hardware & Equipment	3.7
Telecommunication Services	3.6
Transportation	2.8
Utilities	1.6
Money Market Fund	0.3
Total Investments	99.1
Other Assets Less Liabilities	0.9
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

April 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Brazil - 3.4%
B3 SA - Brasil Bolsa Balcao (Financial Services)	1,458,300	$3,466,422
Lojas Renner SA (Consumer Discretionary Distribution & Retail)*	691,830	1,781,034
Raia Drogasil SA (Consumer Staples Distribution & Retail)	755,535	2,641,307
WEG SA (Capital Goods)	696,752	5,480,562
		13,369,325
China - 24.6%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	870,762	13,067,319
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	217,579	6,921,130
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	1,068,900	2,468,093
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	172,731	2,835,665
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	1,067,000	2,035,542
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	611,349	6,198,021
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	1,003,000	6,073,667
Sany Heavy Industry Co., Ltd., Class A (Capital Goods)†	1,380,400	3,590,304
SF Holding Co., Ltd., Class A (Transportation)†	670,500	4,011,487
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	485,700	4,789,072
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	155,800	4,711,360
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	544,700	3,788,140
Tencent Holdings Ltd. (Media & Entertainment)†	327,855	20,344,643
Trip.com Group Ltd. (Consumer Services)†	209,238	12,496,961
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	670,611	2,469,919
		95,801,323
Egypt - 1.2%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	3,056,643	4,770,466
	Shares	Value
COMMON STOCKS - 95.9% (continued)
Hong Kong - 3.5%
AIA Group Ltd. (Insurance)†	877,885	$6,632,507
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	243,979	1,645,235
Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)^†	1,045,000	1,113,447
Techtronic Industries Co., Ltd. (Capital Goods)†	403,901	4,108,916
		13,500,105
India - 16.9%
Asian Paints Ltd. (Materials)†	41,170	1,182,399
Bajaj Auto Ltd. (Automobiles & Components)†	29,927	2,850,428
HDFC Bank Ltd. (Banks)†	854,560	19,480,216
HDFC Life Insurance Co., Ltd. (Insurance)^†	738,800	6,512,143
ICICI Bank Ltd. (Banks)†	659,700	11,095,585
Maruti Suzuki India Ltd. (Automobiles & Components)†	74,024	10,723,368
Supreme Industries Ltd. (Materials)†	63,550	2,666,127
Tata Consultancy Services Ltd. (Software & Services)†	274,354	11,221,830
		65,732,096
Indonesia - 3.0%
Astra International Tbk PT (Capital Goods)†	12,069,100	3,492,680
Bank Central Asia Tbk PT (Banks)†	5,672,665	3,048,740
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	15,695,750	3,696,773
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	8,929,500	1,423,560
		11,661,753
Italy - 1.9%
Tenaris SA - ADR (Energy)	220,271	7,332,822
Kazakhstan - 1.2%
Kaspi.KZ JSC - ADR (Financial Services)	54,261	4,768,999
Kenya - 0.9%
Safaricom plc (Telecommunication Services)†	27,305,582	3,703,675
Mexico - 5.0%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	62,466	6,578,295
Grupo Financiero Banorte SAB de CV, Series O (Banks)	843,055	7,244,671

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments (continued)

April 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 95.9% (continued)
Mexico - 5.0% (continued)
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	1,792,110	$5,679,592
		19,502,558
Panama - 0.7%
Copa Holdings SA, Class A (Transportation)	28,056	2,574,419
Poland - 1.4%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	637,085	5,569,259
Russia - 0.0%^^
Sberbank of Russia PJSC (Banks)‡	36,588,248	—
Saudi Arabia - 1.9%
Al Rajhi Bank (Banks)†	188,656	4,931,807
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	53,743	2,433,061
		7,364,868
South Africa - 2.7%
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	147,211	3,141,824
Discovery Ltd. (Insurance)†	296,536	3,297,096
Standard Bank Group Ltd. (Banks)†	339,908	4,234,027
		10,672,947
South Korea - 5.5%
Coway Co., Ltd. (Consumer Durables & Apparel)†	85,025	5,244,208
NAVER Corp. (Media & Entertainment)†	26,480	3,739,173
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	12,873	12,547,422
		21,530,803
Taiwan - 13.7%
Airtac International Group (Capital Goods)†	211,783	5,850,314
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	82,668	7,783,749
Delta Electronics Inc. (Technology Hardware & Equipment)†	631,950	6,614,112
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	424,181	5,513,924
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	1,376,545	6,116,583
	Shares	Value
COMMON STOCKS - 95.9% (continued)
Taiwan - 13.7% (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	752,527	$21,451,662
		53,330,344
Thailand - 0.4%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	351,355	1,735,476
United Arab Emirates - 1.7%
Emaar Properties PJSC (Real Estate Management & Development)†	1,863,243	6,655,896
United Kingdom - 1.2%
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	93,319	4,850,623
United States - 3.7%
EPAM Systems Inc. (Software & Services)*	16,228	2,546,336
Globant SA (Software & Services)*	37,444	4,402,291
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	3,133	7,302,553
		14,251,180
Vietnam - 1.4%
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	2,406,500	5,643,356

Total Common Stocks (Cost $295,911,095)		$374,322,293

PREFERRED STOCKS - 1.9%
Brazil - 1.2%
Itau Unibanco Holding SA - Sponsored ADR, 3.94% (Banks)+	757,339	4,778,809
Colombia - 0.5%
Bancolombia SA - Sponsored ADR, 5.70% (Banks)+	46,192	1,862,461
South Korea - 0.2%
Samsung Electronics Co., Ltd. - GDR, Reg S, 3.14% (Technology Hardware & Equipment)+†	1,035	849,194

Total Preferred Stocks (Cost $3,302,663)		$7,490,464

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments (continued)

April 30, 2025 (unaudited)

	Shares	Value
SHORT TERM INVESTMENTS - 1.0%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.17% (Money Market Funds)	3,764,096	$3,764,096

Total Short Term Investments (Cost $3,764,096)		$3,764,096

Total Investments — 98.8%
(Cost $302,977,854)		$385,576,853
Other Assets Less Liabilities - 1.2%		4,528,364
Net Assets — 100.0%		$390,105,217

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 3.4%
of net assets as of April 30, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

‡	Investment categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	3.5%
Banks	16.7
Capital Goods	10.1
Consumer Discretionary Distribution & Retail	9.2
Consumer Durables & Apparel	5.8
Consumer Services	3.2
Consumer Staples Distribution & Retail	2.9
Energy	1.9
Financial Services	2.1
Food, Beverage & Tobacco	3.2
Health Care Equipment & Services	1.6
Insurance	6.4
Materials	1.0
Media & Entertainment	6.2
Real Estate Management & Development	1.7
Semiconductors & Semiconductor Equipment	7.9
Software & Services	4.7
Technology Hardware & Equipment	6.7
Telecommunication Services	1.3
Transportation	1.7
Money Market Fund	1.0
Total Investments	98.8
Other Assets Less Liabilities	1.2
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

April 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Brazil - 3.4%
B3 SA - Brasil Bolsa Balcao (Financial Services)	1,591,709	$3,783,540
Lojas Renner SA (Consumer Discretionary Distribution & Retail)*	763,190	1,964,742
Raia Drogasil SA (Consumer Staples Distribution & Retail)	831,400	2,906,527
WEG SA (Capital Goods)	773,748	6,086,202
		14,741,011
China - 24.7%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	1,001,436	15,028,313
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	246,981	7,856,400
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	1,190,470	2,748,798
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	196,450	3,225,052
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	1,165,500	2,223,453
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	682,915	6,923,577
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	1,146,000	6,939,603
Sany Heavy Industry Co., Ltd., Class A (Capital Goods)†	1,623,900	4,223,627
SF Holding Co., Ltd., Class A (Transportation)†	787,600	4,712,076
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	562,901	5,550,285
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	164,300	4,968,398
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	596,710	4,149,845
Tencent Holdings Ltd. (Media & Entertainment)†	370,300	22,978,515
Trip.com Group Ltd. (Consumer Services)†	237,750	14,199,871
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	755,699	2,783,306
		108,511,119
Egypt - 1.2%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	3,483,070	5,435,985
	Shares	Value
COMMON STOCKS - 96.8% (continued)
Hong Kong - 3.5%
AIA Group Ltd. (Insurance)†	992,471	$7,498,215
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	281,745	1,899,905
Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)^†	1,262,000	1,344,661
Techtronic Industries Co., Ltd. (Capital Goods)†	467,860	4,759,575
		15,502,356
India - 17.1%
Asian Paints Ltd. (Materials)†	49,937	1,434,187
Bajaj Auto Ltd. (Automobiles & Components)†	33,969	3,235,413
HDFC Bank Ltd. (Banks)†	970,845	22,131,003
HDFC Life Insurance Co., Ltd. (Insurance)^†	829,124	7,308,303
ICICI Bank Ltd. (Banks)†	749,052	12,598,409
Maruti Suzuki India Ltd. (Automobiles & Components)†	86,131	12,477,228
Supreme Industries Ltd. (Materials)†	73,363	3,077,814
Tata Consultancy Services Ltd. (Software & Services)†	315,990	12,924,856
		75,187,213
Indonesia - 3.1%
Astra International Tbk PT (Capital Goods)†	13,266,800	3,839,283
Bank Central Asia Tbk PT (Banks)†	6,469,564	3,477,029
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	18,802,736	4,428,552
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	10,565,000	1,684,295
		13,429,159
Italy - 1.9%
Tenaris SA - ADR (Energy)	250,032	8,323,565
Kazakhstan - 1.2%
Kaspi.KZ JSC - ADR (Financial Services)	60,794	5,343,185
Kenya - 0.9%
Safaricom plc (Telecommunication Services)†	30,688,473	4,162,524
Mexico - 5.0%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	69,411	7,309,672
Grupo Financiero Banorte SAB de CV, Series O (Banks)	940,974	8,086,124

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments (continued)

April 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 96.8% (continued)
Mexico - 5.0% (continued)
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	2,129,615	$6,749,220
		22,145,016
Panama - 0.7%
Copa Holdings SA, Class A (Transportation)	31,692	2,908,058
Poland - 1.4%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	723,473	6,324,445
Russia - 0.0%^^
Sberbank of Russia PJSC (Banks)‡	20,812,636	—
Saudi Arabia - 1.9%
Al Rajhi Bank (Banks)†	206,529	5,399,039
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	60,928	2,758,342
		8,157,381
South Africa - 2.8%
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	170,144	3,631,268
Discovery Ltd. (Insurance)†	340,726	3,788,431
Standard Bank Group Ltd. (Banks)†	407,113	5,071,159
		12,490,858
South Korea - 5.7%
Coway Co., Ltd. (Consumer Durables & Apparel)†	97,982	6,043,375
NAVER Corp. (Media & Entertainment)†	31,783	4,487,996
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	14,802	14,427,635
		24,959,006
Taiwan - 13.7%
Airtac International Group (Capital Goods)†	239,823	6,624,894
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	93,309	8,785,671
Delta Electronics Inc. (Technology Hardware & Equipment)†	704,000	7,368,201
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	477,846	6,211,515
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	1,619,146	7,194,563
	Shares	Value
COMMON STOCKS - 96.8% (continued)
Taiwan - 13.7% (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	852,147	$24,291,447
		60,476,291
Thailand - 0.5%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	473,600	2,339,291
United Arab Emirates - 1.7%
Emaar Properties PJSC (Real Estate Management & Development)†	2,102,596	7,510,915
United Kingdom - 1.2%
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	105,351	5,476,033
United States - 3.7%
EPAM Systems Inc. (Software & Services)*	19,047	2,988,665
Globant SA (Software & Services)*	43,010	5,056,686
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	3,542	8,255,870
		16,301,221
Vietnam - 1.5%
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	2,751,500	6,452,397

Total Common Stocks (Cost $300,385,587)		$426,177,029

PREFERRED STOCKS - 2.0%
Brazil - 1.3%
Itau Unibanco Holding SA - Sponsored ADR, 3.94% (Banks)+	900,105	5,679,663
Colombia - 0.5%
Bancolombia SA - Sponsored ADR, 5.70% (Banks)+	51,607	2,080,794
South Korea - 0.2%
Samsung Electronics Co., Ltd. - GDR, Reg S, 3.14% (Technology Hardware & Equipment)+†	1,216	997,700

Total Preferred Stocks (Cost $4,062,012)		$8,758,157

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments (continued)

April 30, 2025 (unaudited)

	Shares	Value
SHORT TERM INVESTMENTS - 1.8%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.17% (Money Market Funds)	7,909,063	$7,909,063

Total Short Term Investments (Cost $7,909,063)		$7,909,063

Total Investments — 100.6%
(Cost $312,356,662)		$442,844,249
Liabilities Less Other Assets - (0.6)%		(2,661,634)
Net Assets — 100.0%		$440,182,615

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 3.4%
of net assets as of April 30, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

‡	Investment categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	3.5%
Banks	16.8
Capital Goods	10.2
Consumer Discretionary Distribution & Retail	9.3
Consumer Durables & Apparel	5.9
Consumer Services	3.2
Consumer Staples Distribution & Retail	3.0
Energy	1.9
Financial Services	2.1
Food, Beverage & Tobacco	3.2
Health Care Equipment & Services	1.6
Insurance	6.6
Materials	1.0
Media & Entertainment	6.2
Real Estate Management & Development	1.7
Semiconductors & Semiconductor Equipment	7.9
Software & Services	4.8
Technology Hardware & Equipment	6.8
Telecommunication Services	1.3
Transportation	1.8
Money Market Fund	1.8
Total Investments	100.6
Liabilities Less Other Assets	(0.6)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio

Portfolio of Investments

April 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Brazil - 3.6%
B3 SA - Brasil Bolsa Balcao (Financial Services)	8,300	$19,729
Raia Drogasil SA (Consumer Staples Distribution & Retail)	8,900	31,114
WEG SA (Capital Goods)	8,800	69,220
		120,063
Egypt - 1.1%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	23,683	36,962
India - 24.4%
Asian Paints Ltd. (Materials)†	1,512	43,425
Bajaj Auto Ltd. (Automobiles & Components)†	455	43,337
HDFC Asset Management Co., Ltd. (Financial Services)^†	1,068	54,917
HDFC Bank Ltd. (Banks)†	7,314	166,727
HDFC Life Insurance Co., Ltd. (Insurance)^†	9,668	85,219
ICICI Bank Ltd. (Banks)†	8,846	148,782
Maruti Suzuki India Ltd. (Automobiles & Components)†	987	142,980
Tata Consultancy Services Ltd. (Software & Services)†	3,259	133,302
		818,689
Indonesia - 4.0%
Astra International Tbk PT (Capital Goods)†	143,100	41,412
Bank Central Asia Tbk PT (Banks)†	69,100	37,137
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	152,400	35,894
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	116,100	18,509
		132,952
Italy - 1.4%
Tenaris SA - ADR (Energy)	1,435	47,771
Kazakhstan - 1.9%
Kaspi.KZ JSC - ADR (Financial Services)	737	64,775
Kenya - 1.0%
Safaricom plc (Telecommunication Services)†	241,300	32,729
Mexico - 5.7%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	661	69,610
Grupo Financiero Banorte SAB de CV, Series O (Banks)	6,700	57,576
	Shares	Value
COMMON STOCKS - 95.9% (continued)
Mexico - 5.7% (continued)
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	20,300	$64,335
		191,521
Panama - 0.9%
Copa Holdings SA, Class A (Transportation)	315	28,904
Peru - 0.7%
Credicorp Ltd. (Banks)	116	23,454
Philippines - 3.6%
International Container Terminal Services Inc. (Transportation)†	7,500	46,069
Jollibee Foods Corp. (Consumer Services)†	11,800	48,201
Wilcon Depot Inc. (Consumer Discretionary Distribution & Retail)†	225,700	27,569
		121,839
Poland - 1.3%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	4,837	42,284
Saudi Arabia - 3.9%
Al Rajhi Bank (Banks)†	2,320	60,649
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	812	36,761
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	1,743	33,620
		131,030
South Africa - 3.0%
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	2,059	43,944
Standard Bank Group Ltd. (Banks)†	4,662	58,072
		102,016
South Korea - 9.7%
Cheil Worldwide Inc. (Media & Entertainment)†	4,408	57,561
Coway Co., Ltd. (Consumer Durables & Apparel)†	1,570	96,835
NAVER Corp. (Media & Entertainment)†	388	54,789
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	120	116,965
		326,150
Taiwan - 13.9%
Airtac International Group (Capital Goods)†	1,200	33,149

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio

Portfolio of Investments (continued)

April 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 95.9% (continued)
Taiwan - 13.9% (continued)
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	300	$28,247
Delta Electronics Inc. (Technology Hardware & Equipment)†	4,000	41,865
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	8,000	35,547
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	11,500	327,821
		466,629
Thailand - 2.1%
Bangkok Dusit Medical Services pcl, Class F, Reg S (Health Care Equipment & Services)†	42,200	30,319
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	8,100	40,009
		70,328
United Arab Emirates - 4.2%
Agthia Group PJSC (Food, Beverage & Tobacco)†	25,666	31,637
Emaar Properties PJSC (Real Estate Management & Development)†	30,960	110,596
		142,233
United Kingdom - 3.8%
Baltic Classifieds Group plc (Media & Entertainment)†	15,165	69,057
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	1,106	57,488
		126,545
United States - 5.7%
EPAM Systems Inc. (Software & Services)*	227	35,619
Globant SA (Software & Services)*	454	53,377
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	43	100,226
		189,222
Total Common Stocks (Cost $2,894,968)		$3,216,096

PREFERRED STOCKS - 3.2%
Brazil - 2.1%
Itau Unibanco Holding SA - Sponsored ADR, 3.94% (Banks)+	11,251	70,994
	Shares	Value
PREFERRED STOCKS - 3.2% (continued)
Colombia - 1.1%
Bancolombia SA - Sponsored ADR, 5.70% (Banks)+	918	$37,014

Total Preferred Stocks (Cost $89,550)		$108,008

SHORT TERM INVESTMENTS - 1.9%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.17% (Money Market Funds)	62,191	62,191

Total Short Term Investments (Cost $62,191)		$62,191

Total Investments — 101.0%
(Cost $3,046,709)		$3,386,295
Liabilities Less Other Assets - (1.0)%		(34,379)
Net Assets — 100.0%		$3,351,916

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 5.4%
of net assets as of April 30, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

*	Non-income producing security.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio

Portfolio of Investments (continued)

April 30, 2025 (unaudited)

Industry	Percentage of Net Assets
Automobiles & Components	5.6%
Banks	21.8
Capital Goods	4.3
Consumer Discretionary Distribution & Retail	5.1
Consumer Durables & Apparel	2.9
Consumer Services	1.4
Consumer Staples Distribution & Retail	4.1
Energy	1.4
Financial Services	4.1
Food, Beverage & Tobacco	4.7
Health Care Equipment & Services	3.1
Insurance	3.6
Materials	1.3
Media & Entertainment	5.4
Real Estate Management & Development	3.3
Semiconductors & Semiconductor Equipment	10.6
Software & Services	6.7
Technology Hardware & Equipment	5.8
Telecommunication Services	1.6
Transportation	2.3
Money Market Fund	1.9
Total Investments	101.0
Liabilities Less Other Assets	(1.0)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio

Portfolio of Investments

April 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
China - 81.2%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	11,500	$172,578
ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	5,000	59,659
China Tower Corp., Ltd., Class H (Telecommunication Services)^†	53,500	77,765
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	2,540	80,797
Dongguan Yiheda Automation Co., Ltd., Class A (Capital Goods)†	18,400	58,938
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food, Beverage & Tobacco)†	3,498	20,183
Fuyao Glass Industry Group Co., Ltd., Class A (Automobiles & Components)†	3,900	31,219
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	4,800	34,109
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	6,200	18,172
Haitian International Holdings Ltd. (Capital Goods)†	25,020	57,994
Hangzhou Tigermed Consulting Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	6,200	21,422
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	16,680	38,514
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	5,980	27,050
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food, Beverage & Tobacco)†	19,600	80,280
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	1,521	24,970
Kweichow Moutai Co., Ltd., Class A (Food, Beverage & Tobacco)†	270	57,488
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	20,500	39,108
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	11,060	22,391
Meituan, Class B (Consumer Services)*^†	3,530	59,043
	Shares	Value
COMMON STOCKS - 97.3% (continued)
China - 81.2% (continued)
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	4,400	$44,608
NetEase Inc. (Media & Entertainment)†	2,700	58,037
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	12,500	75,694
Proya Cosmetics Co., Ltd., Class A (Household & Personal Products)†	4,600	60,485
Qingdao Haier Biomedical Co., Ltd., Class A (Health Care Equipment & Services)†	11,200	48,629
Sany Heavy Industry Co., Ltd., Class A (Capital Goods)†	18,300	47,597
SF Holding Co., Ltd., Class A (Transportation)†	8,900	53,247
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	14,100	32,628
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	1,900	50,882
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	6,600	65,077
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	1,500	45,360
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	7,000	48,682
Tencent Holdings Ltd. (Media & Entertainment)†	5,200	322,680
TravelSky Technology Ltd., Class H (Consumer Services)†	67,000	93,578
Trip.com Group Ltd. (Consumer Services)†	1,396	83,377
Wuliangye Yibin Co., Ltd., Class A (Food, Beverage & Tobacco)†	1,100	19,484
WuXi AppTec Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	3,400	26,609
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	7,400	27,255
Zhejiang Shuanghuan Driveline Co., Ltd., Class A (Automobiles & Components)†	8,400	38,900
ZTO Express Cayman Inc. (Transportation)†	3,800	71,022
		2,295,511

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio

Portfolio of Investments (continued)

April 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 97.3% (continued)
Hong Kong - 9.9%
AIA Group Ltd. (Insurance)†	13,600	$102,749
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	1,400	9,441
Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)^†	27,400	29,195
Hong Kong Exchanges & Clearing Ltd. (Financial Services)†	2,100	93,141
Techtronic Industries Co., Ltd. (Capital Goods)†	4,500	45,779
		280,305
Taiwan - 6.2%
Airtac International Group (Capital Goods)†	3,300	91,159
Delta Electronics Inc. (Technology Hardware & Equipment)†	8,000	83,730
		174,889
Total Common Stocks (Cost $3,225,557)		$2,750,705

SHORT TERM INVESTMENTS - 3.3%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.17% (Money Market Funds)	92,349	92,349

Total Short Term Investments (Cost $92,349)		$92,349

Total Investments — 100.6%
(Cost $3,317,906)		$2,843,054
Liabilities Less Other Assets - (0.6)%		(17,631)
Net Assets — 100.0%		$2,825,423

† Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^ Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 8.8% of net assets as of April 30, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

* Non-income producing security.

Industry	Percentage of Net Assets
Automobiles & Components	3.7%
Capital Goods	19.2
Consumer Discretionary Distribution & Retail	7.0
Consumer Durables & Apparel	7.4
Consumer Services	8.3
Financial Services	3.3
Food, Beverage & Tobacco	7.2
Health Care Equipment & Services	3.3
Household & Personal Products	2.1
Insurance	6.4
Materials	1.2
Media & Entertainment	13.5
Pharmaceuticals, Biotechnology & Life Sciences	1.7
Semiconductors & Semiconductor Equipment	1.1
Technology Hardware & Equipment	4.8
Telecommunication Services	2.7
Transportation	4.4
Money Market Fund	3.3
Total Investments	100.6
Liabilities Less Other Assets	(0.6)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

April 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 94.2%
Bangladesh - 3.3%
BRAC Bank plc (Banks)†	4,063,376	$1,651,286
GrameenPhone Ltd. (Telecommunication Services)†	271,823	667,133
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,073,017	1,881,962
		4,200,381
Colombia - 2.5%
Cementos Argos SA - Sponsored ADR (Materials)†	250,150	3,173,078
Croatia - 0.2%
Ericsson Nikola Tesla (Technology Hardware & Equipment)†	1,022	217,982
Egypt - 2.5%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	1,819,385	2,839,492
Integrated Diagnostics Holdings plc (Health Care Equipment & Services)*^†	796,920	275,403
		3,114,895
Indonesia - 3.8%
Astra International Tbk PT (Capital Goods)†	5,210,200	1,507,781
Bank Central Asia Tbk PT (Banks)†	4,130,100	2,219,698
Sumber Alfaria Trijaya Tbk PT (Consumer Staples Distribution & Retail)†	7,766,600	1,011,182
		4,738,661
Kazakhstan - 7.3%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	222,852	5,408,167
Kaspi.KZ JSC - ADR (Financial Services)	42,027	3,693,753
		9,101,920
Kenya - 2.6%
East African Breweries plc (Food, Beverage & Tobacco)†	356,300	479,066
Equity Group Holdings plc (Banks)†	3,915,800	1,383,880
Safaricom plc (Telecommunication Services)†	10,590,650	1,436,495
		3,299,441
Morocco - 6.4%
Attijariwafa Bank (Banks)†	34,175	2,443,452
Itissalat Al-Maghrib (Telecommunication Services)†	64,786	806,338
	Shares	Value
COMMON STOCKS - 94.2% (continued)
Morocco - 6.4% (continued)
Societe d'Exploitation des Ports (Transportation)†	59,098	$4,767,861
		8,017,651
Peru - 7.7%
Alicorp SAA (Food, Beverage & Tobacco)	259,766	581,809
Cementos Pacasmayo SAA (Materials)	149,125	170,865
Credicorp Ltd. (Banks)	30,878	6,243,223
Ferreycorp SAA (Capital Goods)	3,202,508	2,612,260
		9,608,157
Philippines - 18.4%
Bank of the Philippine Islands (Banks)†	1,233,920	3,092,950
BDO Unibank Inc. (Banks)†	1,098,865	3,135,618
Century Pacific Food Inc. (Food, Beverage & Tobacco)†	2,232,400	1,535,851
International Container Terminal Services Inc. (Transportation)†	658,930	4,047,485
Jollibee Foods Corp. (Consumer Services)†	781,870	3,193,823
Robinsons Retail Holdings Inc. (Consumer Staples Distribution & Retail)†	1,559,250	1,095,622
SM Prime Holdings Inc. (Real Estate Management & Development)†	8,422,400	3,674,439
Universal Robina Corp. (Food, Beverage & Tobacco)†	984,620	1,460,156
Wilcon Depot Inc. (Consumer Discretionary Distribution & Retail)†	14,619,700	1,785,796
		23,021,740
Poland - 1.8%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	265,807	2,323,627
Romania - 6.1%
Banca Transilvania SA (Banks)†	906,617	5,847,448
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	1,335,370	1,807,902
		7,655,350
Saudi Arabia - 3.0%
Al Rajhi Bank (Banks)†	42,020	1,098,478
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	15,851	717,609
Jarir Marketing Co. (Consumer Discretionary Distribution & Retail)†	232,376	782,246

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments (continued)

April 30, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 94.2% (continued)
Saudi Arabia - 3.0% (continued)
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	58,166	$1,121,958
		3,720,291
Slovenia - 1.7%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	10,993	2,167,337
Thailand - 0.7%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	180,500	891,558
United Arab Emirates - 4.5%
Agthia Group PJSC (Food, Beverage & Tobacco)†	1,132,098	1,395,466
Emaar Properties PJSC (Real Estate Management & Development)†	1,177,434	4,206,042
		5,601,508
United Kingdom - 5.5%
Airtel Africa plc (Telecommunication Services)^†	1,079,737	2,475,417
Baltic Classifieds Group plc (Media & Entertainment)†	804,287	3,662,478
Helios Towers plc (Telecommunication Services)*†	534,934	765,395
		6,903,290
United States - 2.8%
EPAM Systems Inc. (Software & Services)*	6,127	961,388
Globant SA (Software & Services)*	21,820	2,565,377
		3,526,765
Vietnam - 13.4%
Bank for Foreign Trade of Vietnam JSC (Banks)*†	1,796,735	3,965,641
FPT Corp. (Software & Services)†	518,500	2,187,512
Hoa Phat Group JSC (Materials)*†	3,068,669	3,015,499
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	999,900	2,344,813
Sai Gon Cargo Service Corp. (Transportation)†	501,594	1,149,026
Saigon Beer Alcohol Beverage Corp. (Food, Beverage & Tobacco)†	1,053,720	1,952,556
	Shares	Value
COMMON STOCKS - 94.2% (continued)
Vietnam - 13.4% (continued)
Vietnam Dairy Products JSC (Food, Beverage & Tobacco)†	995,894	$2,210,399
		16,825,446
Total Common Stocks (Cost $83,125,217)		$118,109,078

PREFERRED STOCKS - 1.9%
Colombia - 1.9%
Bancolombia SA - Sponsored ADR, 5.70% (Banks)+	60,944	2,457,262

Total Preferred Stocks (Cost $1,530,463)		$2,457,262

PARTICIPATION NOTES - 1.0%
Qatar - 1.0%
Qatar National Bank, Issued by HSBC BANK PLC, Maturity Date 5/30/25 (Banks)^†	264,494	1,213,712

Total Participation Notes (Cost $1,004,709)		$1,213,712

SHORT TERM INVESTMENTS - 3.2%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.17% (Money Market Funds)	4,006,304	4,006,304

Total Short Term Investments (Cost $4,006,304)		$4,006,304

Total Investments — 100.3%
(Cost $89,666,693)		$125,786,356
Liabilities Less Other Assets - (0.3)%		(397,764)
Net Assets — 100.0%		$125,388,592

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments (continued)

April 30, 2025 (unaudited)

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 5.0%
of net assets as of April 30, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Banks	34.5%
Capital Goods	3.3
Consumer Discretionary Distribution & Retail	5.7
Consumer Services	2.6
Consumer Staples Distribution & Retail	1.7
Energy	1.4
Financial Services	3.0
Food, Beverage & Tobacco	7.7
Health Care Equipment & Services	1.8
Insurance	0.6
Materials	5.0
Media & Entertainment	2.9
Pharmaceuticals, Biotechnology & Life Sciences	3.2
Real Estate Management & Development	6.3
Software & Services	4.5
Technology Hardware & Equipment	0.2
Telecommunication Services	4.8
Transportation	7.9
Money Market Fund	3.2
Total Investments	100.3
Liabilities Less Other Assets	(0.3)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	Global Equity Portfolio	International Equity Portfolio	International Developed Markets Equity Portfolio
ASSETS:
Investments (cost $355,900,749, $7,793,451,230 and $84,284,640, respectively)	$527,185,475	$12,097,145,834	$99,524,520
Dividends and interest receivable	525,841	31,459,707	218,728
Cash	24	24	—
Foreign currency (cost $—, $1,234,970 and $11,609, respectively)	—	1,234,970	11,609
Receivable for investments sold	—	58,820,295	—
Receivable for Fund shares sold	49,395	4,109,978	60,290
Tax reclaims receivable	776,825	30,236,743	177,116
Prepaid expenses	47,387	99,457	24,644
Total Assets	528,584,947	12,223,107,008	100,016,907
LIABILITIES:
Payable to Investment Adviser	(290,114)	(6,505,405)	(54,961)
Payable for investments purchased	—	(8,484)	(4)
Payable for Fund shares redeemed	(17,691)	(13,642,592)	(508,966)
Payable for directors’ fees and expenses	(11,255)	(203,078)	(1,572)
Payable for distribution fees	—	(101,499)	—
Other liabilities	(202,345)	(3,151,313)	(69,591)
Total Liabilities	(521,405)	(23,612,371)	(635,094)
Net Assets	$528,063,542	$12,199,494,637	$99,381,813
ANALYSIS OF NET ASSETS:
Paid in capital	$273,640,761	$7,473,561,007	$83,606,106
Distributable earnings	254,422,781	4,725,933,630	15,775,707
Net Assets	$528,063,542	$12,199,494,637	$99,381,813
Net Assets:
Institutional Class	$316,275,659	$9,428,968,009	$99,381,813
Institutional Class Z	190,940,821	2,549,187,458	—
Investor Class	—	221,339,170	—
Advisor Class	20,847,062	—	—
Total Shares Outstanding:
Institutional Class (500,000,000, 700,000,000 and 500,000,000, respectively, $.001 par value shares authorized)	9,377,757	352,823,071	6,994,806
Institutional Class Z (200,000,000, 300,000,000 and —, respectively, $.001 par value shares authorized)	5,656,140	95,446,808	—
Investor Class (—, 100,000,000 and —, respectively, $.001 par value shares authorized)	—	8,278,368	—
Advisor Class (400,000,000, — and —, respectively, $.001 par value shares authorized)	622,881	—	—
Net Asset Value, Offering Price and Redemption Price Per Share:
Institutional Class	$33.73	$26.72	$14.21
Institutional Class Z	33.76	26.71	—
Investor Class	—	26.74	—
Advisor Class	33.47	—	—

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Assets and Liabilities (continued)

April 30, 2025 (Unaudited)

	International Small Companies Portfolio	Institutional Emerging Markets Portfolio	Emerging Markets Portfolio
ASSETS:
Investments (cost $216,340,725, $302,977,854 and $312,356,662, respectively)	$298,520,231	$385,576,853	$442,844,249
Dividends and interest receivable	867,177	353,621	370,080
Cash	3,627	155	129
Foreign currency (cost $464,269, $2,248,370 and $—, respectively)	464,752	2,248,369	—
Receivable for investments sold	1,526,992	4,845,769	—
Receivable for Fund shares sold	202,313	106,831	229,140
Tax reclaims receivable	890,051	47,361	23,901
Capital gain tax refund receivable	—	303,766	—
Prepaid expenses	64,038	107,349	91,983
Total Assets	302,539,181	393,590,074	443,559,482
LIABILITIES:
Payable to Investment Adviser	(259,341)	(281,349)	(295,866)
Payable for investments purchased	—	(601)	—
Payable for Fund shares redeemed	(282,624)	(886,092)	(247,294)
Payable for directors’ fees and expenses	(6,982)	(9,683)	(8,309)
Payable for distribution fees	(23,123)	—	—
Deferred capital gains tax	(489,591)	(1,796,406)	(2,337,530)
Other liabilities	(168,156)	(510,726)	(487,868)
Total Liabilities	(1,229,817)	(3,484,857)	(3,376,867)
Net Assets	$301,309,364	$390,105,217	$440,182,615
ANALYSIS OF NET ASSETS:
Paid in capital	$243,243,543	$239,533,245	$268,821,008
Distributable earnings	58,065,821	150,571,972	171,361,607
Net Assets	$301,309,364	$390,105,217	$440,182,615
Net Assets:
Institutional Class	$196,700,646	$359,836,536	$—
Institutional Class Z	79,201,590	30,268,681	—
Investor Class	25,407,128	—	—
Advisor Class	—	—	440,182,615
Total Shares Outstanding:
Institutional Class (350,000,000, 500,000,000 and —, respectively, $.001 par value shares authorized)	10,920,584	21,177,858	—
Institutional Class Z (350,000,000, 500,000,000 and —, respectively, $.001 par value shares authorized)	4,394,478	1,774,091	—
Investor Class (200,000,000, — and —, respectively, $.001 par value shares authorized)	1,426,583	—	—
Advisor Class (—, — and 500,000,000, respectively, $.001 par value shares authorized)	—	—	11,932,002
Net Asset Value, Offering Price and Redemption Price Per Share:
Institutional Class	$18.01	$16.99	$—
Institutional Class Z	18.02	17.06	—
Investor Class	17.81	—	—
Advisor Class	—	—	36.89

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Assets and Liabilities (continued)

April 30, 2025 (Unaudited)

	Emerging Markets ex China Portfolio	Chinese Equity Portfolio	Frontier Emerging Markets Portfolio
ASSETS:
Investments (cost $3,046,709, $3,317,906 and $89,666,693, respectively)	$3,386,295	$2,843,054	$125,786,356
Dividends and interest receivable	4,692	226	189,531
Foreign currency (cost $73, $— and $10,356, respectively)	73	—	2,546
Receivable for investments sold	—	—	6,309
Receivable for Fund shares sold	—	—	7,521
Tax reclaims receivable	646	—	3,288
Prepaid expenses	16,472	19,557	49,626
Total Assets	3,408,178	2,862,837	126,045,177
LIABILITIES:
Payable to Investment Adviser	(2,218)	(1,911)	(115,282)
Payable for Fund shares redeemed	—	—	(18,752)
Payable for directors’ fees and expenses	(60)	(44)	(1,944)
Payable for distribution fees	—	—	(14,368)
Deferred capital gains tax	(16,184)	—	(411,100)
Other liabilities	(37,800)	(35,459)	(95,139)
Total Liabilities	(56,262)	(37,414)	(656,585)
Net Assets	$3,351,916	$2,825,423	$125,388,592
ANALYSIS OF NET ASSETS:
Paid in capital	$3,060,048	$5,164,921	$203,389,294
Distributable earnings	291,868	(2,339,498)	(78,000,702)
Net Assets	$3,351,916	$2,825,423	$125,388,592
Net Assets:
Institutional Class	$3,351,916	$2,825,423	$58,140,096
Institutional Class Z	—	—	62,942,506
Investor Class	—	—	4,305,990
Total Shares Outstanding:
Institutional Class (500,000,000, 500,000,000 and 400,000,000, respectively, $.001 par value shares authorized)	308,327	522,940	7,222,507
Institutional Class Z (—, — and 200,000,000, respectively, $.001 par value shares authorized)	—	—	7,717,223
Investor Class (—, — and 400,000,000, respectively, $.001 par value shares authorized)	—	—	535,922
Net Asset Value, Offering Price and Redemption Price Per Share:
Institutional Class	$10.87	$5.40	$8.05
Institutional Class Z	—	—	8.16
Investor Class	—	—	8.03

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations

Six Months Ended April 30, 2025 (unaudited)

	Global Equity Portfolio	International Equity Portfolio	International Developed Markets Equity Portfolio	International Small Companies Portfolio
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $5,903, $13,667,001, $124,654 and $349,395, respectively)	$3,416,122	$136,631,225	$1,147,442	$4,011,468
Tax reclaims	238,283	—	—	—
Total investment income	3,654,405	136,631,225	1,147,442	4,011,468
EXPENSES
Investment advisory fees (Note 3)	2,011,590	41,179,863	334,882	1,893,994
Administration fees (Note 3)	55,777	1,026,997	13,943	41,091
Distribution fees, Investor Class	—	267,093	—	33,514
Custody and accounting fees (Note 3)	37,015	831,924	11,144	79,082
Directors’ fees and expenses	22,572	441,896	3,439	15,124
Transfer agent fees and expenses (Note 3)	1,944	68,069	381	2,524
Printing and postage fees	7,887	207,375	10,368	25,640
State registration filing fees	26,804	49,162	12,035	27,887
Professional fees	50,359	263,168	20,193	61,626
Shareholder servicing fees (Note 3)	228,994	4,959,664	53,442	156,516
Compliance officers’ fees and expenses (Note 3)	1,620	31,488	243	1,078
Other fees and expenses	36,683	555,264	6,165	58,080
Total expenses	2,481,245	49,881,963	466,235	2,396,156
Less Waiver of investment advisory fee and/or reimbursement of other operating expenses (Note 3)	(104,969)	—	(83,467)	(124,043)
Net expenses	2,376,276	49,881,963	382,768	2,272,113
Net investment income	1,278,129	86,749,262	764,674	1,739,355
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)
Investment transactions	88,979,067	433,039,057	1,305,675	9,556,759
Foreign currency transactions	(4,839)	177,197	4,082	(36,058)
Net realized gain	88,974,228	433,216,254	1,309,757	9,520,701
Change in unrealized appreciation (depreciation)
Investments (net of increase (decrease) in deferred foreign taxes of $—, $—, $— and $741,551, respectively)	(78,758,820)	14,894,228	4,057,489	(6,437,251)
Translation of assets and liabilities denominated in foreign currencies	36,654	1,921,091	16,161	83,731
Net change in unrealized appreciation (depreciation)	(78,722,166)	16,815,319	4,073,650	(6,353,520)
Net realized and unrealized gain	10,252,062	450,031,573	5,383,407	3,167,181
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,530,191	$536,780,835	$6,148,081	$4,906,536

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

Six Months Ended April 30, 2025 (unaudited)

	Institutional Emerging Markets Portfolio	Emerging Markets Portfolio	Emerging Markets ex China Portfolio	Chinese Equity Portfolio	Frontier Emerging Markets Portfolio
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $491,448, $492,932, $5,905, $520 and $198,415, respectively)	$4,827,769	$4,695,791	$50,483	$13,753	$2,169,786
Total investment income	4,827,769	4,695,791	50,483	13,753	2,169,786
EXPENSES
Investment advisory fees (Note 3)	2,135,598	2,036,227	14,017	11,934	723,647
Administration fees (Note 3)	48,810	45,880	6,227	6,186	18,435
Distribution fees, Investor Class	—	—	—	—	5,881
Custody and accounting fees (Note 3)	207,737	153,923	5,449	4,309	67,819
Directors’ fees and expenses	20,014	17,846	114	103	4,509
Transfer agent fees and expenses (Note 3)	2,974	5,922	186	293	832
Printing and postage fees	29,620	63,491	891	919	5,035
State registration filing fees	21,985	16,523	10,061	10,702	25,699
Professional fees	59,672	52,386	20,567	16,855	33,369
Shareholder servicing fees (Note 3)	428,767	520,133	476	387	23,726
Compliance officers’ fees and expenses (Note 3)	1,432	1,280	8	7	319
Other fees and expenses	53,376	25,516	2,093	2,060	11,117
Total expenses	3,009,985	2,939,127	60,089	53,755	920,388
Less Waiver of investment advisory fee and/or reimbursement of other operating expenses (Note 3)	(368,695)	(184,231)	(42,774)	(37,609)	(62,491)
Net expenses	2,641,290	2,754,896	17,315	16,146	857,897
Net investment income (loss)	2,186,479	1,940,895	33,168	(2,393)	1,311,889
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)
Investment transactions	86,653,727	54,251,790	15,074	(99,327)	1,619,358
Foreign currency transactions	24,353	(78,695)	(39)	(13)	(12,269)
Net realized gain (loss)	86,678,080	54,173,095	15,035	(99,340)	1,607,089
Change in unrealized appreciation (depreciation)
Investments (net of increase (decrease) in deferred foreign taxes of $200,134, $(112,654), $(1,538), $— and $21,451, respectively)	(101,026,048)	(63,743,470)	(119,282)	84,979	(4,105,424)
Translation of assets and liabilities denominated in foreign currencies	(30,537)	(16,588)	180	(1)	10,397
Net change in unrealized appreciation (depreciation)	(101,056,585)	(63,760,058)	(119,102)	84,978	(4,095,027)
Net realized and unrealized loss	(14,378,505)	(9,586,963)	(104,067)	(14,362)	(2,487,938)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,192,026)	$(7,646,068)	$(70,899)	$(16,755)	$(1,176,049)

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31, 2024

	Global Equity Portfolio		International Equity Portfolio
	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,278,129	$2,852,608	$86,749,262	$257,816,188
Net realized gain on investments and foreign currency transactions	88,974,228	173,781,174	433,216,254	665,275,355
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(78,722,166)	76,577,047	16,815,319	1,882,777,399
Net increase in net assets resulting from operations	11,530,191	253,210,829	536,780,835	2,805,868,942
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(87,416,743)	(3,900,018)	(651,626,078)	(443,283,182)
Institutional Class Z	(47,523,885)	(1,638,342)	(159,697,146)	(93,500,543)
Investor Class	—	—	(13,482,874)	(7,771,654)
Advisor Class	(6,087,811)	(74,460)	—	—
Total distributions to shareholders	(141,028,439)	(5,612,820)	(824,806,098)	(544,555,379)
TRANSACTIONS IN SHARES OF COMMON STOCK
Institutional Class	(101,826,835)	(348,383,122)	(832,143,133)	(1,993,400,253)
Institutional Class Z	23,043,719	(103,620,221)	167,685,047	(125,668,836)
Investor Class	—	—	3,970,085	(15,759,711)
Advisor Class	753,175	(3,926,803)	—	—
Net Decrease in net assets from portfolio share transactions	(78,029,941)	(455,930,146)	(660,488,001)	(2,134,828,800)
NET INCREASE (DECREASE) IN NET ASSETS	(207,528,189)	(208,332,137)	(948,513,264)	126,484,763
NET ASSETS
At beginning of period	735,591,731	943,923,868	13,148,007,901	13,021,523,138
At end of period	$528,063,542	$735,591,731	$12,199,494,637	$13,148,007,901

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31, 2024

	International Developed Markets Equity Portfolio		International Small Companies Portfolio
	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$764,674	$1,611,651	$1,739,355	$5,496,164
Net realized gain (loss) on investments and foreign currency transactions	1,309,757	(820,816)	9,520,701	(433,556)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	4,073,650	17,781,660	(6,353,520)	67,427,636
Net increase in net assets resulting from operations	6,148,081	18,572,495	4,906,536	72,490,244
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(1,617,645)	(1,531,614)	(3,768,609)	(4,224,880)
Institutional Class Z	—	—	(1,490,911)	(1,615,886)
Investor Class	—	—	(310,415)	(329,479)
Total distributions to shareholders	(1,617,645)	(1,531,614)	(5,569,935)	(6,170,245)
TRANSACTIONS IN SHARES OF COMMON STOCK
Institutional Class	(1,953,539)	(2,822,906)	(120,709,440)	(59,814,217)
Institutional Class Z	—	—	(27,093,361)	(18,976,786)
Investor Class	—	—	(4,588,687)	(2,633,989)
Net Decrease in net assets from portfolio share transactions	(1,953,539)	(2,822,906)	(152,391,488)	(81,424,992)
NET INCREASE (DECREASE) IN NET ASSETS	2,576,897	14,217,975	(153,054,887)	(15,104,993)
NET ASSETS
At beginning of period	96,804,916	82,586,941	454,364,251	469,469,244
At end of period	$99,381,813	$96,804,916	$301,309,364	$454,364,251

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31, 2024

	Institutional Emerging Markets Portfolio		Emerging Markets Portfolio
	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,186,479	$16,170,887	$1,940,895	$11,367,097
Net realized gain on investments and foreign currency transactions	86,678,080	167,339,802	54,173,095	114,511,531
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(101,056,585)	48,245,543	(63,760,058)	11,732,332
Net increase (decrease) in net assets resulting from operations	(12,192,026)	231,756,232	(7,646,068)	137,610,960
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(59,962,327)	(24,097,827)	—	—
Institutional Class Z	(5,215,599)	(2,219,302)	—	—
Advisor Class	—	—	(72,941,663)	(31,151,772)
Total distributions to shareholders	(65,177,926)	(26,317,129)	(72,941,663)	(31,151,772)
TRANSACTIONS IN SHARES OF COMMON STOCK
Institutional Class	(166,007,863)	(1,300,168,650)	—	—
Institutional Class Z	(19,325,387)	(112,120,292)	—	—
Advisor Class	—	—	(56,257,982)	(529,423,123)
Net Decrease in net assets from portfolio share transactions	(185,333,250)	(1,412,288,942)	(56,257,982)	(529,423,123)
NET DECREASE IN NET ASSETS	(262,703,202)	(1,206,849,839)	(136,845,713)	(422,963,935)
NET ASSETS
At beginning of period	652,808,419	1,859,658,258	577,028,328	999,992,263
At end of period	$390,105,217	$652,808,419	$440,182,615	$577,028,328

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31, 2024

	Emerging Markets ex China Portfolio		Chinese Equity Portfolio
	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$33,168	$50,938	$(2,393)	$33,261
Net realized gain (loss) on investments and foreign currency transactions	15,035	(54,908)	(99,340)	(635,246)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(119,102)	551,148	84,978	819,075
Net increase (decrease) in net assets resulting from operations	(70,899)	547,178	(16,755)	217,090
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(48,839)	(122,956)	(31,290)	(19,123)
Total distributions to shareholders	(48,839)	(122,956)	(31,290)	(19,123)
TRANSACTIONS IN SHARES OF COMMON STOCK
Institutional Class	(18,185)	(241,007)	659	(8,322)
Net Increase (Decrease) in net assets from portfolio share transactions	(18,185)	(241,007)	659	(8,322)
NET INCREASE (DECREASE) IN NET ASSETS	(137,923)	183,215	(47,386)	189,645
NET ASSETS
At beginning of period	3,489,839	3,306,624	2,872,809	2,683,164
At end of period	$3,351,916	$3,489,839	$2,825,423	$2,872,809

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31, 2024

	Frontier Emerging Markets Portfolio
	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,311,889	$2,925,267
Net realized gain on investments and foreign currency transactions	1,607,089	1,517,323
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(4,095,027)	25,071,245
Net increase (decrease) in net assets resulting from operations	(1,176,049)	29,513,835
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(1,086,757)	(1,090,567)
Institutional Class Z	(1,187,430)	(1,110,072)
Investor Class	(72,644)	(89,444)
Total distributions to shareholders	(2,346,831)	(2,290,083)
TRANSACTIONS IN SHARES OF COMMON STOCK
Institutional Class	(1,962,981)	(8,658,222)
Institutional Class Z	1,142,171	(1,256,590)
Investor Class	(954,449)	(1,560,290)
Net Decrease in net assets from portfolio share transactions	(1,775,259)	(11,475,102)
NET INCREASE (DECREASE) IN NET ASSETS	(5,298,139)	15,748,650
NET ASSETS
At beginning of period	130,686,731	114,938,081
At end of period	$125,388,592	$130,686,731

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31

	Global Equity Portfolio Institutional Class
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$43.65	$33.96	$30.85	$53.93	$42.41	$35.38
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)(1)	0.08	0.12	0.06	(0.04)	(0.14)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.42	9.78	3.05	(15.63)	14.30	7.33
Net increase (decrease) from investment operations	0.50	9.90	3.11	(15.67)	14.16	7.27
Distributions to Shareholders from:
Net investment income	(0.15)	(0.12)	—	—	—	(0.24)
Net realized gain from investments	(10.27)	(0.09)	—	(7.41)	(2.64)	—
Total distributions	(10.42)	(0.21)	—	(7.41)	(2.64)	(0.24)
Net asset value, end of period	$33.73	$43.65	$33.96	$30.85	$53.93	$42.41
Total Return	1.03%(A)	29.22%	10.08%	(33.35)%	34.57%	20.63%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$316,276	$497,165	$668,735	$753,480	$1,354,918	$1,043,741
Expenses to average net assets	0.89%(B)	0.90%	0.89%	0.85%	0.88%	0.92%
Expenses to average net assets (net of fees waived/reimbursed)	0.85%(B)	0.89%	0.89%	0.85%	0.88%	0.92%
Net investment income (loss) to average net assets	0.41%(B)	0.30%	0.19%	(0.10)%	(0.28)%	(0.15)%
Portfolio turnover rate	11%(A)	27%	28%	37%	59%	63%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31

	Global Equity Portfolio Institutional Class Z
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$43.73	$34.02	$30.88	$53.95	$42.39	$35.36
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)(1)	0.10	0.15	0.11	(0.02)	(0.10)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.42	9.81	3.03	(15.64)	14.30	7.31
Net increase (decrease) from investment operations	0.52	9.96	3.14	(15.66)	14.20	7.29
Distributions to Shareholders from:
Net investment income	(0.22)	(0.16)	—	—	—	(0.26)
Net realized gain from investments	(10.27)	(0.09)	—	(7.41)	(2.64)	—
Total distributions	(10.49)	(0.25)	—	(7.41)	(2.64)	(0.26)
Net asset value, end of period	$33.76	$43.73	$34.02	$30.88	$53.95	$42.39
Total Return	1.08%(A)	29.37%	10.17%	(33.31)%	34.66%	20.76%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$190,941	$212,516	$251,781	$234,800	$379,781	$289,320
Expenses to average net assets	0.78%(B)	0.80%	0.81%	0.79%	0.81%	0.85%
Expenses to average net assets (net of fees waived/reimbursed)	0.75%(B)	0.78%	0.80%	0.79%	0.80%	0.84%
Net investment income (loss) to average net assets	0.54%(B)	0.37%	0.29%	(0.04)%	(0.20)%	(0.05)%
Portfolio turnover rate	11%(A)	27%	28%	37%	59%	63%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31

	Global Equity Portfolio Advisor Class
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$43.36	$33.73	$30.70	$53.82	$42.41	$35.30
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)(1)	0.03	0.01	(0.01)	(0.11)	(0.24)	(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.42	9.73	3.04	(15.60)	14.29	7.33
Net increase (decrease) from investment operations	0.45	9.74	3.03	(15.71)	14.05	7.21
Distributions to Shareholders from:
Net investment income	(0.07)	(0.02)	—	—	—	(0.10)
Net realized gain from investments	(10.27)	(0.09)	—	(7.41)	(2.64)	—
Total distributions	(10.34)	(0.11)	—	(7.41)	(2.64)	(0.10)
Net asset value, end of period	$33.47	$43.36	$33.73	$30.70	$53.82	$42.41
Total Return	0.91%(A)	28.91%	9.87%	(33.50)%	34.28%	20.47%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$20,847	$25,911	$23,408	$26,934	$53,483	$53,112
Expenses to average net assets	1.11%(B)	1.11%	1.12%	1.05%	1.09%	1.11%
Expenses to average net assets (net of fees waived/reimbursed)	1.11%(B)	1.11%	1.12%	1.05%	1.09%	1.11%
Net investment income (loss) to average net assets	0.17%(B)	0.03%	(0.04)%	(0.30)%	(0.48)%	(0.32)%
Portfolio turnover rate	11%(A)	27%	28%	37%	59%	63%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31

	International Equity Portfolio Institutional Class
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.35	$23.26	$21.42	$30.69	$23.76	$22.72
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.18	0.48	0.40	0.41	0.34	0.23
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.94	4.59	2.03	(8.93)	6.80	1.19
Net increase (decrease) from investment operations	1.12	5.07	2.43	(8.52)	7.14	1.42
Distributions to Shareholders from:
Net investment income	(0.52)	(0.51)	(0.59)	(0.43)	(0.21)	(0.38)
Net realized gain from investments	(1.23)	(0.47)	—	(0.32)	—	—
Total distributions	(1.75)	(0.98)	(0.59)	(0.75)	(0.21)	(0.38)
Net asset value, end of period	$26.72	$27.35	$23.26	$21.42	$30.69	$23.76
Total Return	4.70%(A)	22.10%	11.22%	(28.42)%	30.16%	6.25%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$9,428,968	$10,503,765	$10,656,826	$11,113,757	$18,268,498	$13,596,900
Expenses to average net assets	0.83%(B)	0.82%	0.81%	0.79%	0.80%	0.81%
Expenses to average net assets (net of fees waived/reimbursed)	0.83%(B)	0.82%	0.81%	0.79%	0.80%	0.81%
Net investment income to average net assets	1.39%(B)	1.80%	1.61%	1.58%	1.17%	1.01%
Portfolio turnover rate	7%(A)	22%	18%	16%	14%	17%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31

	International Equity Portfolio Institutional Class Z
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.35	$23.26	$21.42	$30.69	$23.76	$22.72
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.20	0.51	0.43	0.43	0.37	0.25
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.94	4.59	2.02	(8.93)	6.79	1.18
Net increase (decrease) from investment operations	1.14	5.10	2.45	(8.50)	7.16	1.43
Distributions to Shareholders from:
Net investment income	(0.55)	(0.54)	(0.61)	(0.45)	(0.23)	(0.39)
Net realized gain from investments	(1.23)	(0.47)	—	(0.32)	—	—
Total distributions	(1.78)	(1.01)	(0.61)	(0.77)	(0.23)	(0.39)
Net asset value, end of period	$26.71	$27.35	$23.26	$21.42	$30.69	$23.76
Total Return	4.80%(A)	22.21%	11.32%	(28.36)%	30.25%	6.32%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,549,187	$2,422,980	$2,162,679	$2,715,026	$3,235,428	$2,165,343
Expenses to average net assets	0.73%(B)	0.72%	0.72%	0.71%	0.72%	0.73%
Expenses to average net assets (net of fees waived/reimbursed)	0.73%(B)	0.72%	0.72%	0.71%	0.72%	0.73%
Net investment income to average net assets	1.55%(B)	1.92%	1.73%	1.71%	1.25%	1.08%
Portfolio turnover rate	7%(A)	22%	18%	16%	14%	17%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31

	International Equity Portfolio Investor Class
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.31	$23.23	$21.37	$30.61	$23.70	$22.66
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.14	0.39	0.32	0.33	0.24	0.16
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.96	4.59	2.02	(8.92)	6.80	1.18
Net increase (decrease) from investment operations	1.10	4.98	2.34	(8.59)	7.04	1.34
Distributions to Shareholders from:
Net investment income	(0.44)	(0.43)	(0.48)	(0.33)	(0.13)	(0.30)
Net realized gain from investments	(1.23)	(0.47)	—	(0.32)	—	—
Total distributions	(1.67)	(0.90)	(0.48)	(0.65)	(0.13)	(0.30)
Net asset value, end of period	$26.74	$27.31	$23.23	$21.37	$30.61	$23.70
Total Return	4.59%(A)	21.69%	10.85%	(28.63)%	29.74%	5.91%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$221,339	$221,263	$202,018	$196,666	$408,864	$337,348
Expenses to average net assets	1.15%(B)	1.14%	1.14%	1.10%	1.12%	1.13%
Expenses to average net assets (net of fees waived/reimbursed)	1.15%(B)	1.14%	1.14%	1.10%	1.12%	1.13%
Net investment income to average net assets	1.11%(B)	1.48%	1.27%	1.28%	0.83%	0.69%
Portfolio turnover rate	7%(A)	22%	18%	16%	14%	17%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31

	International Developed Markets Equity Portfolio Institutional Class
	2025	2024	2023	2022(1)
Net asset value, beginning of period	$13.58	$11.30	$10.34	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income(2)	0.11	0.21	0.24	0.01
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.75	2.28	0.76	0.33
Net increase (decrease) from investment operations	0.86	2.49	1.00	0.34
Distributions to Shareholders from:
Net investment income	(0.23)	(0.21)	(0.02)	—
Net realized gain from investments	—	—	(0.02)	—
Total distributions	(0.23)	(0.21)	(0.04)	—
Net asset value, end of period	$14.21	$13.58	$11.30	$10.34
Total Return	6.51%(A)	22.17%	9.64%	3.40%(A)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$99,382	$96,805	$82,587	$1,987
Expenses to average net assets	0.97%(B)	0.98%	1.09%	23.52%(B)
Expenses to average net assets (net of fees waived/reimbursed)	0.80%(B)	0.79%	0.80%	0.80%(B)
Net investment income to average net assets	1.60%(B)	1.63%	1.96%	1.00%(B)
Portfolio turnover rate	8%(A)	28%	25%	3%(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from September 28, 2022 (commencement of operations) through October 31, 2022.
(2)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31

	International Small Companies Portfolio Institutional Class
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.78	$15.56	$15.20	$22.80	$17.14	$15.64
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.07	0.19	0.19	0.15	0.06	0.08
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.38	2.23	0.52	(7.07)	5.63	1.53
Net increase (decrease) from investment operations	0.45	2.42	0.71	(6.92)	5.69	1.61
Distributions to Shareholders from:
Net investment income	(0.22)	(0.20)	(0.12)	(0.07)	(0.03)	(0.11)
Net realized gain from investments	—	—	(0.23)	(0.61)	—	—
Total distributions	(0.22)	(0.20)	(0.35)	(0.68)	(0.03)	(0.11)
Net asset value, end of period	$18.01	$17.78	$15.56	$15.20	$22.80	$17.14
Total Return	2.64%(A)	15.57%	4.51%	(31.20)%	33.16%	10.34%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$196,701	$320,175	$332,794	$457,624	$549,895	$337,166
Expenses to average net assets	1.20%(B)	1.18%	1.15%	1.11%	1.16%	1.34%
Expenses to average net assets (net of fees waived/reimbursed)	1.17%(B)	1.14%	1.15%	1.11%	1.14%	1.15%
Net investment income to average net assets	0.89%(B)	1.07%	1.11%	0.84%	0.29%	0.50%
Portfolio turnover rate	13%(A)	17%	37%	24%	13%	30%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31

	International Small Companies Portfolio Institutional Class Z
	2025	2024	2023(1)
Net asset value, beginning of period	$17.80	$15.58	$17.03
Increase (Decrease) in Net Assets from Operations
Net investment income(2)	0.07	0.21	0.24
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.39	2.24	(1.69)
Net increase (decrease) from investment operations	0.46	2.45	(1.45)
Distributions to Shareholders from:
Net investment income	(0.24)	(0.23)	—
Net asset value, end of period	$18.02	$17.80	$15.58
Total Return	2.72%(A)	15.73%	(8.51)%(A)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$79,202	$104,359	$108,249
Expenses to average net assets	1.10%(B)	1.07%	1.14%(B)
Expenses to average net assets (net of fees waived/reimbursed)	1.02%(B)	1.00%	1.01%(B)
Net investment income to average net assets	0.85%(B)	1.21%	1.41%(B)
Portfolio turnover rate	13%(A)	17%	37%(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from April 4, 2023 (commencement of class) through October 31, 2023.
(2)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31

	International Small Companies Portfolio Investor Class
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.56	$15.38	$15.00	$22.51	$16.94	$15.48
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.06	0.16	0.16	0.10	—(2)	0.04
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.38	2.20	0.52	(6.99)	5.58	1.51
Net increase (decrease) from investment operations	0.44	2.36	0.68	(6.89)	5.58	1.55
Distributions to Shareholders from:
Net investment income	(0.19)	(0.18)	(0.06)	(0.01)	(0.01)	(0.09)
Net realized gain from investments	—	—	(0.24)	(0.61)	—	—
Total distributions	(0.19)	(0.18)	(0.30)	(0.62)	(0.01)	(0.09)
Net asset value, end of period	$17.81	$17.56	$15.38	$15.00	$22.51	$16.94
Total Return	2.62%(A)	15.34%	4.35%	(31.39)%	32.84%	10.07%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$25,407	$29,830	$28,426	$30,361	$49,757	$39,696
Expenses to average net assets	1.55%(B)	1.50%	1.50%	1.44%	1.50%	1.67%
Expenses to average net assets (net of fees waived/reimbursed)	1.32%(B)	1.29%	1.30%	1.37%	1.40%	1.40%
Net investment income to average net assets	0.72%(B)	0.91%	0.97%	0.54%	0.01%	0.28%
Portfolio turnover rate	13%(A)	17%	37%	24%	13%	30%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.
(2)	Amount was less than $0.005 per share.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31

	Institutional Emerging Markets Portfolio Institutional Class (Formerly Class I)
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.68	$16.78	$15.97	$25.59	$21.23	$21.25
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.08	0.23	0.24	0.19	0.09	0.12
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(0.42)	2.93	0.74	(9.63)	4.37	0.19
Net increase (decrease) from investment operations	(0.34)	3.16	0.98	(9.44)	4.46	0.31
Distributions to Shareholders from:
Net investment income	(0.26)	(0.26)	(0.17)	(0.18)	(0.10)	(0.33)
Net realized gain from investments	(2.09)	—	—	—	—	—
Total distributions	(2.35)	(0.26)	(0.17)	(0.18)	(0.10)	(0.33)
Net asset value, end of period	$16.99	$19.68	$16.78	$15.97	$25.59	$21.23
Total Return	(1.51)%(A)	18.95%	6.07%	(37.14)%	21.03%	1.38%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$359,837	$597,470	$1,709,335	$2,302,000	$5,774,486	$4,847,707
Expenses to average net assets	1.21%(B)	1.16%	1.16%	1.12%	1.22%	1.28%
Expenses to average net assets (net of fees waived/reimbursed)	1.06%(B)	1.06%	1.09%	1.10%	1.15%	1.28%
Net investment income to average net assets	0.87%(B)	1.28%	1.32%	0.91%	0.33%	0.59%
Portfolio turnover rate	17%(A)	30%	27%	24%	13%	23%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31

	Institutional Emerging Markets Portfolio Institutional Class Z (Formerly Class II)
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.75	$16.83	$16.02	$25.65	$21.28	$21.28
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.08	0.27	0.24	0.21	0.11	0.15
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(0.40)	2.91	0.76	(9.66)	4.38	0.20
Net increase (decrease) from investment operations	(0.32)	3.18	1.00	(9.45)	4.49	0.35
Distributions to Shareholders from:
Net investment income	(0.28)	(0.26)	(0.19)	(0.18)	(0.12)	(0.35)
Net realized gain from investments	(2.09)	—	—	—	—	—
Total distributions	(2.37)	(0.26)	(0.19)	(0.18)	(0.12)	(0.35)
Net asset value, end of period	$17.06	$19.75	$16.83	$16.02	$25.65	$21.28
Total Return	(1.42)%(A)	19.07%	6.15%	(37.07)%	21.11%	1.55%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$30,269	$55,338	$150,323	$362,413	$719,400	$626,632
Expenses to average net assets	1.07%(B)	1.05%	1.07%	1.04%	1.13%	1.19%
Expenses to average net assets (net of fees waived/reimbursed)	0.96%(B)	0.95%	0.99%	1.00%	1.07%	1.11%
Net investment income to average net assets	0.89%(B)	1.45%	1.34%	1.04%	0.41%	0.76%
Portfolio turnover rate	17%(A)	30%	27%	24%	13%	23%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31

	Emerging Markets Portfolio Advisor Class
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$43.43	$37.92	$38.69	$66.93	$55.48	$55.65
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.15	0.54	0.49	0.44	0.12	0.26
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(0.75)	6.25	2.20	(23.60)	11.55	0.40
Net increase (decrease) from investment operations	(0.60)	6.79	2.69	(23.16)	11.67	0.66
Distributions to Shareholders from:
Net investment income	(0.66)	(0.59)	(0.34)	(0.36)	(0.22)	(0.83)
Net realized gain from investments	(5.28)	(0.69)	(3.12)	(4.72)	—	—
Total distributions	(5.94)	(1.28)	(3.46)	(5.08)	(0.22)	(0.83)
Net asset value, end of period	$36.89	$43.43	$37.92	$38.69	$66.93	$55.48
Total Return	(1.13)%(A)	18.18%	6.53%	(37.18)%	21.04%	1.11%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$440,183	$577,028	$999,992	$1,397,761	$3,813,331	$3,739,209
Expenses to average net assets	1.23%(B)	1.21%	1.23%	1.19%	1.31%	1.36%
Expenses to average net assets (net of fees waived/reimbursed)	1.15%(B)	1.21%	1.23%	1.19%	1.28%	1.36%
Net investment income to average net assets	0.81%(B)	1.32%	1.18%	0.87%	0.18%	0.49%
Portfolio turnover rate	12%(A)	32%	31%	33%	15%	18%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31

	Emerging Markets ex China Portfolio Institutional Class
	2025	2024	2023	2022(1)
Net asset value, beginning of period	$11.27	$9.95	$9.77	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income(2)	0.11	0.16	0.19	0.01
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(0.35)	1.53	0.03	(0.24)
Net increase (decrease) from investment operations	(0.24)	1.69	0.22	(0.23)
Distributions to Shareholders from:
Net investment income	(0.16)	(0.19)	(0.04)	—
Net realized gain from investments	—	(0.18)	—	—
Total distributions	(0.16)	(0.37)	(0.04)	—
Net asset value, end of period	$10.87	$11.27	$9.95	$9.77
Total Return	(2.11)%(A)	17.05%	2.30%	(2.30)%(A)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,352	$3,490	$3,307	$3,039
Expenses to average net assets	3.64%(B)	4.01%	5.71%	13.55%(B)
Expenses to average net assets (net of fees waived/reimbursed)	1.05%(B)	1.05%	1.08%	1.10%(B)
Net investment income to average net assets	2.01%(B)	1.39%	1.75%	0.99%(B)
Portfolio turnover rate	4%(A)	42%	25%	1%(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from September 14, 2022 (commencement of operations) through October 31, 2022.
(2)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31

	Chinese Equity Portfolio Institutional Class
	2025	2024	2023	2022	2021(1)
Net asset value, beginning of period	$5.49	$5.21	$5.02	$9.36	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)(2)	(—)(3)	0.06	0.02	0.02	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(0.03)	0.26	0.19	(4.33)	(0.62)
Net increase (decrease) from investment operations	(0.03)	0.32	0.21	(4.31)	(0.64)
Distributions to Shareholders from:
Net investment income	(0.06)	(0.04)	(0.02)	(0.03)	—
Net asset value, end of period	$5.40	$5.49	$5.21	$5.02	$9.36
Total Return	(0.52)%(A)	6.15%	4.18%	(46.20)%	(6.40)%(A)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,825	$2,873	$2,683	$2,600	$3,942
Expenses to average net assets	3.83%(B)	4.18%	4.15%	4.01%	7.00%(B)
Expenses to average net assets (net of fees waived/reimbursed)	1.15%(B)	1.15%	1.15%	1.15%	1.15%(B)
Net investment income (loss) to average net assets	(0.17)%(B)	1.21%	0.33%	0.27%	(0.23)%(B)
Portfolio turnover rate	12%(A)	31%	24%	42%	17%(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from December 16, 2020 (commencement of operations) through October 31, 2021.
(2)	Net investment income per share was calculated using the average shares outstanding method.
(3)	Amount was less than $0.005 per share.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31

	Frontier Emerging Markets Portfolio Institutional Class (Formerly Class I)
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.27	$6.68	$6.80	$8.97	$6.92	$7.80
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.08	0.16	0.15	0.14	0.06	0.10
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(0.15)	1.56	(0.11)	(2.24)	2.12	(0.82)
Net increase (decrease) from investment operations	(0.07)	1.72	0.04	(2.10)	2.18	(0.72)
Distributions to Shareholders from:
Net investment income	(0.15)	(0.13)	(0.16)	(0.07)	(0.13)	(0.16)
Net asset value, end of period	$8.05	$8.27	$6.68	$6.80	$8.97	$6.92
Total Return	(0.82)%(A)	26.00%	0.41%	(23.56)%	31.74%	(9.50)%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$58,140	$61,850	$57,367	$74,804	$96,905	$73,376
Expenses to average net assets	1.47%(B)	1.58%	1.74%	1.60%	1.64%	1.68%
Expenses to average net assets (net of fees waived/reimbursed)	1.45%(B)	1.58%	1.74%	1.60%	1.64%	1.68%
Net investment income to average net assets	1.99%(B)	2.11%	2.16%	1.85%	0.75%	1.44%
Portfolio turnover rate	8%(A)	16%	26%	18%	30%	21%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31

	Frontier Emerging Markets Portfolio Institutional Class Z (Formerly Class II)
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.37	$6.76	$6.85	$9.03	$6.95	$7.82
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.09	0.19	0.17	0.17	0.09	0.14
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(0.14)	1.56	(0.10)	(2.27)	2.13	(0.84)
Net increase (decrease) from investment operations	(0.05)	1.75	0.07	(2.10)	2.22	(0.70)
Distributions to Shareholders from:
Net investment income	(0.16)	(0.14)	(0.16)	(0.08)	(0.14)	(0.17)
Net asset value, end of period	$8.16	$8.37	$6.76	$6.85	$9.03	$6.95
Total Return	(0.58)%(A)	26.13%	0.97%	(23.44)%	32.18%	(9.26)%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$62,943	$63,436	$51,828	$90,188	$117,689	$116,911
Expenses to average net assets	1.40%(B)	1.52%	1.65%	1.52%	1.55%	1.60%
Expenses to average net assets (net of fees waived/reimbursed)	1.25%(B)	1.31%	1.35%	1.35%	1.35%	1.35%
Net investment income to average net assets	2.20%(B)	2.42%	2.45%	2.13%	1.05%	1.95%
Portfolio turnover rate	8%(A)	16%	26%	18%	30%	21%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Six Months Ended April 30, 2025 (unaudited) and the Fiscal Year Ended October 31

	Frontier Emerging Markets Portfolio Investor Class
	2025	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.23	$6.66	$6.76	$8.92	$6.88	$7.75
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.06	0.13	0.14	0.11	0.03	0.08
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	(0.14)	1.55	(0.12)	(2.23)	2.11	(0.83)
Net increase (decrease) from investment operations	(0.08)	1.68	0.02	(2.12)	2.14	(0.75)
Distributions to Shareholders from:
Net investment income	(0.12)	(0.11)	(0.12)	(0.04)	(0.10)	(0.12)
Net asset value, end of period	$8.03	$8.23	$6.66	$6.76	$8.92	$6.88
Total Return	(0.96)%(A)	25.43%	0.18%	(23.84)%	31.14%	(9.70)%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,306	$5,401	$5,743	$6,692	$9,542	$10,327
Expenses to average net assets	2.22%(B)	2.34%	2.36%	2.15%	2.14%	2.12%
Expenses to average net assets (net of fees waived/reimbursed)	1.75%(B)	1.92%	2.00%	2.00%	2.00%	2.00%
Net investment income to average net assets	1.62%(B)	1.74%	1.94%	1.45%	0.35%	1.17%
Portfolio turnover rate	8%(A)	16%	26%	18%	30%	21%

(A)	Not Annualized.
(B)	Annualized.
(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

April 30, 2025 (unaudited)

1. Organization
Harding, Loevner Funds, Inc. (the “Fund”) was established as a Maryland corporation on July 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Harding Loevner LP (“Harding Loevner” or the “Adviser”) serves as investment adviser to the Fund. The Fund currently has nine separate diversified portfolios, all of which were active as of April 30, 2025 (individually, a “Portfolio”, collectively, the “Portfolios”).

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Institutional Class Z: August 1, 2017 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Institutional Class Z: July 17, 2017 Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Developed Markets Equity Portfolio (“International Developed Markets Equity”)	Institutional Class: September 28, 2022	to seek long-term capital appreciation through investments in equity securities of companies based in developed markets outside the United States
International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007 Institutional Class Z: April 4, 2023	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States
Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”)	Institutional Class (Formerly Class I): October 17, 2005 Institutional Class Z (Formerly Class II): March 5, 2014	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets Portfolio (“Emerging Markets”)	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets ex China Portfolio (“Emerging Markets ex China”)	Institutional Class: September 14, 2022	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Chinese Equity Portfolio (“Chinese Equity”)	Institutional Class: December 16, 2020	to seek long-term capital appreciation through investments in equity securities of Chinese companies
Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class (Formerly Class I): May 27, 2008 Institutional Class Z (Formerly Class II): March 1, 2017 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets
* The International Equity Portfolio is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996.
2. Summary of Significant Accounting Policies
The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. Accordingly, the Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The following is a summary of the Fund’s significant accounting policies:
Estimates
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Cash and Foreign Currencies
Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. In the event of the financial institution's insolvency, recovery of a Portfolio's cash may be limited to the insurance afforded by Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC).

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

2. Summary of Significant Accounting Policies (continued)
Valuation
The Board of Directors of the Fund (the “Board” or the “Directors”) has approved procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act and Rule 2a-5 thereunder. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not "readily available", as defined by Rule 2a-5.
In determining a Portfolio’s net asset value per share (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security can be valued using (i) the last trade from the current date; (ii) the most recent mean or bid quotation on the principal exchange (dependent upon local exchange or market convention); or (iii) the closing, mean, or bid price on another exchange on which the security is traded (if such price is available from a Fund’s accounting agent). Shares of open-end mutual funds including money market funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.
Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices. To address this issue, the Board has approved the daily use of quantitative models provided by an approved pricing service that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated on the Portfolios’ Portfolio of Investments as being “fair valued”. Securities with an adjustment factor greater than or less than 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 2” and securities with an adjustment factor equal to 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 1” pursuant to the hierarchy described below.
Any securities for which market quotations are not "readily available", as defined by Rule 2a-5, are priced by the Investment Adviser, as valuation designee, at “fair value as determined in good faith”, pursuant to Rule 2a-5 and in accordance with the Procedures and under the general supervision of the Board of Directors. Such securities are identified on the Portfolios’ Portfolio of Investments as securities valued at “fair value as determined in good faith” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.
GAAP has established a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. GAAP defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the quantitative models and/or the inputs to the quantitative models used in the valuation technique described above. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 unadjusted quoted prices in active markets for identical assets
Level 2 other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

2. Summary of Significant Accounting Policies (continued)
Level 3 significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
Valuation levels are not necessarily an indication of the risk associated with investing in those securities.
GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.
The following is a summary of the Portfolios’ investments classified by Level 1, Level 2 and Level 3 and security type as of April 30, 2025. Please refer to each Portfolio’s Portfolio of Investments to view individual securities classified by industry type and country.

Portfolio	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Equity
Common Stocks	$352,931,853	$152,764,041	$—	$505,695,894
Short Term Investments	21,489,581	—	—	21,489,581
Total Investments	$374,421,434	$152,764,041	$—	$527,185,475

International Equity
Common Stocks	$3,444,202,549	$8,366,970,432	$—	$11,811,172,981
Short Term Investments	285,972,853	—	—	285,972,853
Total Investments	$3,730,175,402	$8,366,970,432	$—	$12,097,145,834

International Developed Markets Equity
Common Stocks	$18,059,329	$78,263,606	$—	$96,322,935
Short Term Investments	3,201,585	—	—	3,201,585
Total Investments	$21,260,914	$78,263,606	$—	$99,524,520

International Small Companies
Common Stocks	$24,435,245	$273,275,976	$—	$297,711,221
Rights	—	—	—	—
Short Term Investments	809,010	—	—	809,010
Total Investments	$25,244,255	$273,275,976	$—	$298,520,231

Institutional Emerging Markets
Common Stocks	$61,799,303	$312,522,990	$— ‡	$374,322,293
Preferred Stocks	6,641,270	849,194	—	7,490,464
Short Term Investments	3,764,096	—	—	3,764,096
Total Investments	$72,204,669	$313,372,184	$—	$385,576,853

Emerging Markets
Common Stocks	$69,762,056	$356,414,973	$— ‡	$426,177,029
Preferred Stocks	7,760,457	997,700	—	8,758,157
Short Term Investments	7,909,063	—	—	7,909,063
Total Investments	$85,431,576	$357,412,673	$—	$442,844,249

Emerging Markets ex China
Common Stocks	$665,710	$2,550,386	$—	$3,216,096
Preferred Stocks	108,008	—	—	108,008
Short Term Investments	62,191	—	—	62,191
Total Investments	$835,909	$2,550,386	$—	$3,386,295

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Portfolio	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Chinese Equity
Common Stocks	$—	$2,750,705	$—	$2,750,705
Short Term Investments	92,349	—	—	92,349
Total Investments	$92,349	$2,750,705	$—	$2,843,054

Frontier Emerging Markets
Common Stocks	$16,828,675	$101,280,403	$—	$118,109,078
Preferred Stocks	2,457,262	—	—	2,457,262
Participation Notes	—	1,213,712	—	1,213,712
Short Term Investments	4,006,304	—	—	4,006,304
Total Investments	$23,292,241	$102,494,115	$—	$125,786,356

‡	Investments categorized as level 3 securities that are effectively valued at zero.
As of April 30, 2025, there were investments related to one company held within the Portfolios, all of which were effectively valued at zero due to the inability of the Portfolios to transact in these investments and the lack of visibility on when the Portfolios may do so. All of these factors are related to the Russian invasion of Ukraine and responses to that event. The value of these securities compared to each Portfolio's net assets is not material and therefore, related valuation techniques are not disclosed.
Securities
For financial reporting purposes, all securities transactions are recorded on a trade date basis, as of the last business day in the reporting period. Throughout the reporting period, securities transactions are typically accounted for on a trade date – plus one business day basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.
Dividends to Shareholders
It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, are also normally distributed on an annual basis. Dividends and distributions to shareholders of the Portfolios are recorded on the ex-dividend date.
Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences, which are permanent in nature, result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.
Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the “Net realized gain (loss) on investment transactions” and “Change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

2. Summary of Significant Accounting Policies (continued)
Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.
Share Class Accounting
Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of a Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
Expenses
Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. If an expense is incurred at the Portfolio level, it is generally apportioned among the classes of that Portfolio based upon relative net assets of each respective class. Certain expenses are incurred at the class level and charged only to that particular class. These expenses may be class specific (i.e., distribution fees charged only to a particular class) or they may be identifiable to a particular class (i.e., the costs related to mailing shareholder reports to shareholders of a particular class).
Indemnifications
Under the Fund’s organizational document, its officers and Board are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
3.  Transactions with Affiliates and Significant Agreements
The Board has approved an investment advisory agreement with the Investment Adviser. Advisory fees are computed daily and paid monthly based on the average daily net assets of each Portfolio. The Investment Adviser has contractually agreed to reduce its fee and/or reimburse the Portfolios for other operating expenses to the extent that total annual fund operating expenses, (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses) exceed certain annual rates of the average daily net assets of each class.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

3. Transactions with Affiliates and Significant Agreements (continued)
The following annualized advisory fees and contractual expense limits were in effect for the period ended April 30, 2025. The advisory fees are charged at the Portfolio level as a whole and expense limitations are at the class specific level.

Portfolio	First $1 billion of assets	Next $1 billion of assets	Next $1 billion of assets	Over $3 billion of assets	Over $4 billion of assets	Over $5 billion of assets	Contractual Expense Limit(a)
Global Equity–Institutional Class	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.85%
Global Equity–Institutional Class Z	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.75%
Global Equity–Advisor Class	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	1.15%
International Equity–Institutional Class	0.75%	0.73%	0.71%	0.69%	0.67%	0.65%	0.85%
International Equity–Institutional Class Z	0.75%	0.73%	0.71%	0.69%	0.67%	0.65%	0.75%
International Equity–Investor Class	0.75%	0.73%	0.71%	0.69%	0.67%	0.65%	1.15%
International Developed Markets Equity–Institutional Class	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.80%
International Small Companies–Institutional Class	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	1.15%
International Small Companies–Institutional Class Z	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	1.00%
International Small Companies–Investor Class	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	1.30%
Institutional Emerging Markets–Institutional Class	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.05%
Institutional Emerging Markets–Institutional Class Z	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.95%
Emerging Markets–Advisor Class	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.15%
Emerging Markets ex China–Institutional Class	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.05%
Chinese Equity–Institutional Class	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.15%
Frontier Emerging Markets–Institutional Class	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.45%
Frontier Emerging Markets–Institutional Class Z	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.25%
Frontier Emerging Markets–Investor Class	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.75%

(a)	Effective through February 28, 2026.
For the period ended April 30, 2025, the Investment Adviser waived and/or reimbursed the following amounts pursuant to the contractual expense limits described above:

Portfolio	Fees waived and/or reimbursed by the Investment Adviser
Global Equity-Institutional Class	$72,882
Global Equity-Institutional Class Z	32,087
International Developed Markets Equity-Institutional Class	83,467
International Small Companies-Institutional Class	51,238
International Small Companies-Institutional Class Z	41,579
International Small Companies-Investor Class	31,226
Institutional Emerging Markets-Institutional Class	347,123
Institutional Emerging Markets-Institutional Class Z	21,572
Emerging Markets-Advisor Class	184,231
Emerging Markets ex China-Institutional Class	42,774
Chinese Equity-Institutional Class	37,609
Frontier Emerging Markets-Institutional Class	5,988
Frontier Emerging Markets-Institutional Class Z	45,376
Frontier Emerging Markets-Investor Class	11,127
The Fund has an administration agreement with The Northern Trust Company (“Northern Trust”), which provides certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC.
Northern Trust also serves as custodian of each Portfolio’s securities and cash, transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.
Foreside Management Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group), provides compliance support to the Fund’s Chief Compliance Officer. Fees paid pursuant to these services are shown as “Compliance officers’ fees and expenses” on the Statements of Operations.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

3. Transactions with Affiliates and Significant Agreements (continued)
The Fund has adopted an Amended Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (“Distribution Plan”). Under the Distribution Plan, the Investor Class of each of the International Equity, International Small Companies and Frontier Emerging Markets Portfolios may pay underwriters, distributors, dealers or brokers a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio’s Investor Class shares for services or expenses arising in connection with activities primarily intended to result in the sale of Investor Class shares of the Portfolios or for Shareholder Services (defined below) consistent with those described under the Shareholder Servicing Plan.
The Fund, on behalf of the Portfolios, has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Portfolio shares. These intermediaries assess fees in consideration for providing certain account maintenance, recordkeeping and transactional and other shareholder services (collectively, “Shareholder Services”). With the exception of Institutional Class Z, each Portfolio or class is authorized, pursuant to a Shareholder Servicing Plan, to pay to each intermediary an annual rate of up to 0.25% of its average daily net assets attributable to that intermediary for such Shareholder Services. Payments made by the Fund pursuant to the Distribution Plan or the Shareholder Servicing Plan are subject to the contractual expense limits on certain Portfolios’ fees and expenses. Where shareholder servicing fees to a financial intermediary exceed the amounts allowable under the Shareholder Servicing Plan, such excess amounts are paid by the Investment Adviser from its own resources.
A Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common Directors.  For the period ended April 30, 2025, no Portfolios engaged in purchases and/or sales of securities from an affiliated portfolio in compliance with Rule 17a-7 of the 1940 Act.
4. Class Specific Expenses
The class level expenses for the period ended April 30, 2025, were as follows for each Portfolio:

Portfolio	Distribution Fees	State Registration Filing Fees	Printing and Postage Fees	Transfer Agent Fees and Expenses	Shareholder Servicing Fees
Global Equity–Institutional Class	$ —	$9,179	$4,269	$981	$201,743
Global Equity–Institutional Class Z	—	8,902	1,487	436	—
Global Equity–Advisor Class	—	8,723	2,131	527	27,251
International Equity–Institutional Class	—	28,770	165,575	52,490	4,813,767
International Equity–Institutional Class Z	—	10,399	21,610	7,815	—
International Equity–Investor Class	267,093	9,993	20,190	7,764	145,897
International Developed Markets Equity–Institutional Class	—	12,035	10,368	381	53,442
International Small Companies–Institutional Class	—	10,204	21,778	1,750	138,479
International Small Companies–Institutional Class Z	—	9,202	1,411	352	—
International Small Companies–Investor Class	33,514	8,481	2,451	422	18,037
Institutional Emerging Markets–Institutional Class	—	12,636	27,515	2,327	428,767
Institutional Emerging Markets–Institutional Class Z	—	9,349	2,105	647	—
Emerging Markets–Advisor Class	—	16,523	63,491	5,922	520,133
Emerging Markets ex China–Institutional Class	—	10,061	891	186	476
Chinese Equity–Institutional Class	—	10,702	919	293	387
Frontier Emerging Markets–Institutional Class	—	8,626	2,504	446	19,635
Frontier Emerging Markets–Institutional Class Z	—	8,614	1,019	105	—
Frontier Emerging Markets–Investor Class	5,881	8,459	1,512	281	4,091
5. Investment Transactions
Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the period ended April 30, 2025, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Global Equity	$62,918,588	$293,814,075
International Equity	889,284,191	2,381,259,248
International Developed Markets Equity	7,783,856	12,063,184
International Small Companies	52,032,276	194,703,433
Institutional Emerging Markets	84,977,285	326,109,156

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

5. Investment Transactions (continued)
Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Emerging Markets	$56,111,166	$178,579,675
Emerging Markets ex China	135,868	163,820
Chinese Equity	323,706	377,705
Frontier Emerging Markets	9,751,790	11,625,999
6. Capital Share Transactions
Transactions in capital shares for the period ended April 30, 2025, were as follows for each Portfolio:

	Shares Sold	Proceeds From Shares Sold	Shares From Reinvested Dividends	Reinvestment of Dividends	Shares Redeemed	Payments for Shares Redeemed	Net Increase (Decrease) in Shares	Net Increase (Decrease) in Net Assets
Global Equity
Institutional Class	499,567	$17,468,134	2,367,632	$80,239,059	(4,878,903)	$ (199,534,028)	(2,011,704)	$ (101,826,835)
Institutional Class Z	106,991	3,755,897	1,281,097	43,441,993	(591,465)	(24,154,171)	796,623	23,043,719
Advisor Class	27,462	1,090,911	174,118	5,860,821	(176,232)	(6,198,557)	25,348	753,175
International Equity
Institutional Class	27,975,959	716,460,775	22,306,410	544,276,393	(81,532,712)	(2,092,880,301)	(31,250,343)	(832,143,133)
Institutional Class Z	7,233,948	189,044,173	6,286,298	153,197,073	(6,654,246)	(174,556,199)	6,866,000	167,685,047
Investor Class	1,040,875	26,838,104	534,240	13,056,839	(1,397,288)	(35,924,858)	177,827	3,970,085
International Developed Markets Equity
Institutional Class	684,660	9,102,093	119,688	1,536,799	(939,775)	(12,592,431)	(135,427)	(1,953,539)
International Small Companies
Institutional Class	1,635,330	27,946,385	202,413	3,339,818	(8,928,507)	(151,995,643)	(7,090,764)	(120,709,440)
Institutional Class Z	1,469,868	24,846,870	90,358	1,490,911	(3,029,129)	(53,431,142)	(1,468,903)	(27,093,361)
Investor Class	137,033	2,326,128	18,547	302,864	(427,376)	(7,217,679)	(271,796)	(4,588,687)
Institutional Emerging Markets
Institutional Class	3,621,352	60,448,336	2,982,969	49,934,899	(15,793,124)	(276,391,098)	(9,188,803)	(166,007,863)
Institutional Class Z	40,283	695,957	200,511	3,368,594	(1,268,476)	(23,389,938)	(1,027,682)	(19,325,387)
Emerging Markets
Advisor Class	1,355,768	49,914,023	1,908,092	69,130,168	(4,618,988)	(175,302,173)	(1,355,128)	(56,257,982)
Emerging Markets ex China
Institutional Class	—	—	4,535	48,839	(5,963)	(67,024)	(1,428)	(18,185)
Chinese Equity
Institutional Class	223	1,150	5,893	31,290	(5,985)	(31,781)	131	659
Frontier Emerging Markets
Institutional Class	563,593	4,460,721	132,002	1,034,891	(954,439)	(7,458,593)	(258,844)	(1,962,981)
Institutional Class Z	18,358	148,456	149,550	1,187,430	(25,583)	(193,715)	142,325	1,142,171
Investor Class	62,470	498,835	9,096	71,310	(191,682)	(1,524,594)	(120,116)	(954,449)
Transactions in capital shares for the year ended October 31, 2024, were as follows for each Portfolio:

	Shares Sold	Proceeds From Shares Sold	Shares From Reinvested Dividends	Reinvestment of Dividends	Shares Redeemed	Payments for Shares Redeemed	Net Increase (Decrease) in Shares	Net Increase (Decrease) in Net Assets
Global Equity
Institutional Class	742,819	$30,231,236	95,224	$3,692,780	(9,141,332)	$ (382,307,138)	(8,303,289)	$ (348,383,122)
Institutional Class Z	97,711	3,999,821	39,321	1,526,460	(2,677,643)	(109,146,502)	(2,540,611)	(103,620,221)
Advisor Class	14,663	593,089	1,848	71,313	(113,046)	(4,591,205)	(96,535)	(3,926,803)
International Equity
Institutional Class	52,289,203	1,363,407,662	13,906,960	355,879,114	(140,381,893)	(3,712,687,029)	(74,185,730)	(1,993,400,253)
Institutional Class Z	13,578,166	354,384,338	3,547,022	90,697,342	(21,542,514)	(570,750,516)	(4,417,326)	(125,668,836)

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

6. Capital Share Transactions (continued)
	Shares Sold	Proceeds From Shares Sold	Shares From Reinvested Dividends	Reinvestment of Dividends	Shares Redeemed	Payments for Shares Redeemed	Net Increase (Decrease) in Shares	Net Increase (Decrease) in Net Assets
Investor Class	2,095,389	$55,303,602	294,238	$7,541,313	(2,987,028)	$(78,604,626)	(597,401)	$(15,759,711)
International Developed Markets Equity
Institutional Class	2,138,193	27,865,797	113,844	1,451,505	(2,428,738)	(32,140,208)	(176,701)	(2,822,906)
International Carbon Transition Equity
Institutional Class	—	—	3,559	39,393	(102)	(1,211)	3,457	38,182
International Small Companies
Institutional Class	3,969,731	69,578,867	223,659	3,965,468	(7,564,821)	(133,358,552)	(3,371,431)	(59,814,217)
Institutional Class Z	695,030	12,283,223	91,138	1,615,886	(1,868,719)	(32,875,895)	(1,082,551)	(18,976,786)
Investor Class	294,155	5,120,174	18,393	322,619	(462,174)	(8,076,782)	(149,626)	(2,633,989)
Institutional Emerging Markets
Institutional Class	8,363,033	150,566,724	1,110,614	20,068,811	(80,990,523)	(1,470,804,185)	(71,516,876)	(1,300,168,650)
Institutional Class Z	581,994	10,468,603	91,344	1,655,142	(6,804,089)	(124,244,037)	(6,130,751)	(112,120,292)
Emerging Markets
Advisor Class	3,254,963	130,990,774	737,461	29,645,937	(17,078,590)	(690,059,834)	(13,086,166)	(529,423,123)
Emerging Markets ex China
Institutional Class	—	—	11,097	122,956	(33,735)	(363,963)	(22,638)	(241,007)
Chinese Equity
Institutional Class	55,004	250,272	3,802	19,123	(51,147)	(277,717)	7,659	(8,322)
Frontier Emerging Markets
Institutional Class	1,290,044	9,990,164	140,994	1,039,127	(2,536,042)	(19,687,513)	(1,105,004)	(8,658,222)
Institutional Class Z	325,585	2,395,896	139,059	1,034,600	(560,833)	(4,687,086)	(96,189)	(1,256,590)
Investor Class	40,377	321,475	11,985	88,207	(259,005)	(1,969,972)	(206,643)	(1,560,290)
7. Income Tax
The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments at April 30, 2025, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)	Cost
Global Equity	$184,508,774	$(13,195,576)	$171,313,198	$355,872,277
International Equity	4,649,676,957	(373,000,948)	4,276,676,009	7,820,469,825
International Developed Markets Equity	19,783,268	(4,543,388)	15,239,880	84,284,640
International Small Companies	94,002,408	(12,259,652)	81,742,756	216,777,475
Institutional Emerging Markets	156,513,353	(74,456,815)	82,056,538	303,520,315
Emerging Markets	172,143,108	(42,340,712)	129,802,396	313,041,853
Emerging Markets ex China	597,412	(257,826)	339,586	3,046,709
Chinese Equity	187,183	(669,436)	(482,253)	3,325,307
Frontier Emerging Markets	44,635,537	(8,515,874)	36,119,663	89,666,693
It is the policy of each Portfolio to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes; therefore, no federal income tax provision is required.
The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption “Deferred capital gains tax” and as a reduction in “Distributable earnings”. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in “Net realized gain (loss) on Investment Transactions”. The Portfolios seek to recover a portion of foreign withholding taxes applied to income earned in jurisdictions where favorable treaty rates for US investors are available. The portion of such taxes believed to be recoverable is reflected as an asset on the Statements of Assets and Liabilities under the caption “Tax reclaims receivable”.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

7. Income Tax (continued)
Management has performed an analysis of each Portfolio’s tax positions for the open tax years as of April 30, 2025, and has concluded that no provisions for income tax are required. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by major tax jurisdictions, which include the United States, the State of New Jersey and the State of Maryland. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Portfolios. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
The tax character of distributions paid during the fiscal years ended October 31, 2024 and 2023 were as follows:

	Distributions From
Portfolio	Ordinary Income 2024	Long-Term Capital Gains 2024	Ordinary Income 2023	Long-Term Capital Gains 2023
Global Equity	$3,392,927	$2,219,893 *	$—	$—
International Equity	287,393,635	257,161,744 *	372,907,024	— ***
International Developed Markets Equity	1,531,614	—	7,551	—
International Carbon Transition Equity	39,393	—	—	—
International Small Companies	6,170,245	—	3,730,166	7,560,817
Institutional Emerging Markets	26,317,129	— *	26,042,216 **	—
Emerging Markets	14,419,282	16,732,490 *	11,041,094	101,851,087 ***
Emerging Markets ex China	121,019	1,937	13,981	—
Chinese Equity	19,123	—	12,320	—
Frontier Emerging Markets	2,290,083	—	3,922,363	—

*
These amounts do not include tax equalization utilized of $31,666,506, $83,229,010, $27,187,848 and $35,092,767, respectively, which the Portfolios designated as being distributed to shareholders on their redemption of shares.

**	This amount does not include tax equalization utilized of $3,914,746 which the Portfolio designated as being distributed to shareholders on their redemption of shares.
***
These amounts do not include tax equalization utilized of $82,083,602 and $25,738,842, respectively, which the Portfolios designated as being distributed to shareholders upon their redemption of shares.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), each Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses.
At October 31, 2024, capital losses incurred that will be carried forward indefinitely under provisions of the Act were as follows:

Portfolio	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
International Developed Markets Equity	$663,344	$577,506
International Small Companies	—	13,677,171
Emerging Markets ex China	34,390	26,048
Chinese Equity	412,907 *	1,258,326*
Frontier Emerging Markets	21,594,193	90,298,372

*	A portion of the capital loss carryforward may be subject to limitations under Section 382 of the Internal Revenue Code.
During the fiscal year ended October 31, 2024, the Institutional Emerging Markets and Frontier Emerging Markets utilized $44,429,105 and $1,776,569, respectively, in capital loss carryforwards.
8. Foreign Exchange Contracts
The Portfolios do not generally hedge foreign currency exposure, however, the Portfolios may enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. Each Portfolio will conduct its currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currency. Foreign currency transactions entered into on the spot markets serve to pay for foreign investment purchases or to convert to dollars, the proceeds from foreign investment sales or dividend and interest receipts. The Portfolios will disclose open forward currency contracts, if any, on the Portfolios of Investments. The Portfolios do not separately disclose open spot market transactions on the

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

8. Foreign Exchange Contracts (continued)
Portfolios of Investments. Such realized gain (loss) and unrealized appreciation (depreciation) on spot market transactions is included in “Net realized gain (loss) on foreign currency transactions” and “Change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies”, respectively, on the Portfolios’ Statements of Operations. The Portfolios held no open forward currency contracts as of or during the period ended April 30, 2025.
9. Participation Notes
Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes are issued by banks or broker-dealers or their affiliates and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter. In addition to carrying the same risks associated with a direct investment in the underlying security, participation notes are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer(s) of the underlying security(ies). Participation notes may be more volatile and less liquid than other investments held by the Portfolios.
10. Concentration of Ownership
At April 30, 2025, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate shares outstanding of each Portfolio were as follows:

	No. of Shareholders	% Ownership
Global Equity	3	57.84%*
International Equity	2	33.03%*
International Developed Markets Equity	2	85.83%*
International Small Companies	1	32.61%*
Institutional Emerging Markets	3	65.71%*
Emerging Markets	3	83.65%*
Emerging Markets ex China	1	85.17%*
Chinese Equity	1	77.08%*
Frontier Emerging Markets	4	75.93%*

*	Includes omnibus positions of broker-dealers representing numerous shareholder accounts.
Investment activities of these shareholders may have a material effect on the Portfolios.
11. Concentration of Risk
Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies; adverse fluctuations in foreign currency values; and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.
The Frontier Emerging Markets Portfolio is permitted to invest up to 35% of its total assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Frontier Emerging Markets Portfolio’s benchmark index. During periods when the Frontier Emerging Markets Portfolio has invested more than 25% of its total assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. Such additional risks include increased competition within the industry, or changes in legislation, or government regulations affecting the industry. The value of the Frontier Emerging Markets Portfolio's shares may be particularly vulnerable to factors affecting the banking industry, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition. Such risks may be magnified with respect to securities of issuers in Frontier Emerging Markets. At April 30, 2025, the Frontier Emerging Markets Portfolio’s investment in the Banking industry amounted to 34.50% of its total assets.
The operations and financial results of the Fund may be impacted adversely by a decline in the market value of the Fund's assets under management caused by conditions outside of the Fund's control, including, but not limited to; financial crises, political or diplomatic developments in the U.S. or globally, including rising trade tensions, pandemics or other public health crises, trade wars, economic sanctions, social or civil unrest, insurrection, war, terrorism, natural disasters, or risks associated with global climate change, and other factors that are difficult to predict.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

April 30, 2025 (unaudited)

11. Concentration of Risk (continued)
Investing in securities issued by companies located in Russia involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in securities issued by companies located in Russia involves risks associated with the settlement of portfolio transactions and loss of a Portfolio's ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which a Portfolio invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally. Such responses have resulted in the immediate freeze of certain Russian securities, and have impaired (and may continue to impair) the ability of a Portfolio to buy, sell, receive or deliver those securities, or dividend income related to those securities. In addition, the removal of economic sanctions that have previously been in place, may decrease a Portfolio’s liquidity, cause a Portfolio to violate certain regulatory limitations or otherwise disrupt the management of a Portfolio.
The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. There is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible. Any escalation of hostility between China and/or Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of investments in both countries and the region.
The imposition of tariffs or other trade barriers by the U.S. or foreign governments on Chinese exports and other restrictions on or barriers to investment in China may adversely impact Chinese companies. There is also the risk that U.S. government or foreign governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as a Portfolio) from investing in certain Chinese issuers, which may negatively affect the the liquidity and price of their securities and cause the government of China to take retaliatory measures.
12. Line of Credit
The Fund has a $300 million line of credit agreement with Northern Trust. Borrowings are made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate and collateral requirements apply, there is no assurance that an individual Portfolio will have access to the entire $300 million at any particular time. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate, subject to a minimum rate. In addition, a facility fee is computed at an annual rate of 0.25% on the line of credit and is allocated among the Portfolios.
For the period ended April 30, 2025, Global Equity had an outstanding balance for one day with a maximum balance of $11,500,000 at an average weighted interest rate of 5.83%. International Developed Markets Equity had an outstanding balance for one day with a maximum balance of $300,000 at an average weighted interest rate of 5.58%. International Small Companies had an outstanding balance for forty one days with a maximum balance of $41,900,000 at an average weighted interest rate of 5.58%. Institutional Emerging Markets had an outstanding balance for twenty four days with a maximum balance of $17,200,000 at an average weighted interest rate of 5.64%.
13. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Harding, Loevner Funds, Inc.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

(unaudited)

(a) On January 29, 2025, the Fund, by action of the Audit Committee of the Board approved the dismissal of KPMG LLP (“KPMG”) as the independent registered public accounting firm to the Fund effective January 31, 2025.
KPMG’s audit reports on the financial statements of the Fund as of and for the years ended October 31, 2024 and October 31, 2023 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.  During the two fiscal years ended October 31, 2024 and October 31, 2023, and the subsequent interim period through January 31, 2025, there were no: (1) disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference in connection with their opinion to the subject matter of the disagreement, or (2)  “reportable events” as that term is described in Item 304(a)(1)(v) of Regulation S-K.  The Fund provided KPMG with a copy of the foregoing disclosures and requested KPMG to furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether KPMG agrees with the above statements.
(b) On January 29, 2025, the Fund, by action of the Audit Committee of the Board approved PricewaterhouseCoopers LLP (“PwC”) to serve as the independent registered public accounting firm to audit the financial statements of the Fund for the fiscal year ending October 31, 2025.
During the fiscal years ended October 31, 2023, October 31, 2024, and for the interim period ended January 31, 2025, the Fund did not consult with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as described in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Harding, Loevner Funds, Inc.

Proxy Disclosures for Open-End Management Investment Companies

(unaudited)

Not applicable.

Harding, Loevner Funds, Inc.

Statement Regarding Basis for Approval of Investment Advisory Contract

(unaudited)

Not applicable.

Harding, Loevner Funds, Inc.
c/o Northern Trust
Attn: Funds Center, Floor 38
333 South Wabash Avenue
Chicago, IL 60604

(877) 435-8105
www.hardingloevnerfunds.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the evaluation date.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Exhibit 99.CERT: Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached.

(a)(4) Not applicable.

(a)(5) The previous independent public accountant's letter is filed herewith.

(b) Exhibit 99.906: Certifications pursuant to Rule 30a-2(b) of the Investment Company ACt of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By	/s/ Ryan Bowles
Ryan Bowles
President
(Principal Executive Officer)

Date: June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Ryan Bowles
Ryan Bowles
President
(Principal Executive Officer)

Date: June 23, 2025

By	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: June 23, 2025